UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of September 30, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.1%
Aerospace & Defense — 1.7%
General Dynamics Corp.	1,607	328,890

Banks — 9.2%
Bank of America Corp.	18,755	552,508
BB&T Corp.	3,695	179,379
Cullen/Frost Bankers, Inc.	1,033	107,914
M&T Bank Corp.	459	75,567
PNC Financial Services Group, Inc. (The)	2,807	382,317
US Bancorp	3,721	196,510
Wells Fargo & Co.	4,650	244,426

		1,738,621

Beverages — 1.7%
Coca-Cola Co. (The)	3,114	143,845
Molson Coors Brewing Co., Class B	687	42,227
PepsiCo, Inc.	1,212	135,483

		321,555

Biotechnology — 0.8%
Gilead Sciences, Inc.	1,994	153,949

Capital Markets — 6.1%
BlackRock, Inc.	789	372,021
CME Group, Inc.	2,475	421,239
Northern Trust Corp.	1,381	141,032
T. Rowe Price Group, Inc.	1,985	216,774

		1,151,066

Chemicals — 4.7%
Air Products & Chemicals, Inc.	1,759	293,809
DowDuPont, Inc.	4,272	274,719
PPG Industries, Inc.	2,104	229,573
RPM International, Inc.	1,361	88,390

		886,491

Commercial Services & Supplies — 1.1%
Republic Services, Inc.	2,849	206,976

Consumer Finance — 1.5%
Capital One Financial Corp.	1,582	150,134
Discover Financial Services	1,846	141,110

		291,244

Distributors — 0.8%
Genuine Parts Co.	1,546	153,664

Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	5,041	269,150

Electric Utilities — 2.1%
NextEra Energy, Inc.	1,351	226,351
Xcel Energy, Inc.	3,504	165,440

		391,791

Energy Equipment & Services — 0.3%
Schlumberger Ltd.	1,068	65,083

Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.	360	45,327
AvalonBay Communities, Inc.	959	173,754
Boston Properties, Inc.	660	81,242
Simon Property Group, Inc.	888	156,892
Vornado Realty Trust	1,043	76,106

		533,321

Food Products — 1.6%
Kraft Heinz Co. (The)	1,810	99,727
Mondelez International, Inc., Class A	4,544	195,199

		294,926

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	1,776	130,304
Becton Dickinson and Co.	867	226,408
Medtronic plc	2,213	217,728

		574,440

Health Care Providers & Services — 1.0%
CVS Health Corp.	2,473	194,636

Hotels, Restaurants & Leisure — 2.5%
McDonald’s Corp.	1,755	293,639
Starbucks Corp.	1,864	105,966
Wyndham Hotels & Resorts, Inc.	1,315	73,075

		472,680

Industrial Conglomerates — 1.7%
3M Co.	857	180,585
Honeywell International, Inc.	794	132,188

		312,773

Insurance — 7.7%
Arthur J Gallagher & Co.	1,679	125,014
Chubb Ltd.	1,211	161,885
Cincinnati Financial Corp.	1,012	77,734
Hartford Financial Services Group, Inc. (The)	5,087	254,129
MetLife, Inc.	4,382	204,718
Progressive Corp. (The)	1,340	95,158
Prudential Financial, Inc.	2,121	214,916
Travelers Cos., Inc. (The)	2,560	332,066

		1,465,620

IT Services — 2.3%
Accenture plc, Class A	591	100,645
Automatic Data Processing, Inc.	864	130,197
Fidelity National Information Services, Inc.	1,874	204,371

		435,213

Leisure Products — 0.7%
Hasbro, Inc.	1,283	134,831

Machinery — 4.4%
Dover Corp.	3,417	302,529
Illinois Tool Works, Inc.	1,963	276,968
Snap-on, Inc.	226	41,452
Stanley Black & Decker, Inc.	1,419	207,793

		828,742

Media — 1.6%
Comcast Corp., Class A	8,488	300,573

Multiline Retail — 0.7%
Target Corp.	1,396	123,176

Multi-Utilities — 1.9%
CMS Energy Corp.	2,907	142,422
DTE Energy Co.	271	29,597
NiSource, Inc.	3,695	92,079
Public Service Enterprise Group, Inc.	1,776	93,753

		357,851

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Oil, Gas & Consumable Fuels — 8.8%
Chevron Corp.	4,930	602,858
ConocoPhillips	5,871	454,407
Exxon Mobil Corp.	1,394	118,530
Occidental Petroleum Corp.	4,679	384,458
Valero Energy Corp.	965	109,791

		1,670,044

Pharmaceuticals — 9.2%
Bristol-Myers Squibb Co.	3,812	236,633
Eli Lilly & Co.	2,834	304,166
Johnson & Johnson	2,797	386,417
Merck & Co., Inc.	6,689	474,537
Pfizer, Inc.	7,740	341,114

		1,742,867

Road & Rail — 1.1%
Norfolk Southern Corp.	958	172,875
Union Pacific Corp.	249	40,489

		213,364

Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices, Inc.	2,968	274,388
Texas Instruments, Inc.	3,088	331,351

		605,739

Software — 3.1%
Microsoft Corp.	5,155	589,531

Specialty Retail — 2.0%
Home Depot, Inc. (The)	1,811	375,126

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	2,151	485,456

Textiles, Apparel & Luxury Goods — 0.4%
VF Corp.	696	65,084

Tobacco — 2.4%
Altria Group, Inc.	4,292	258,857
Philip Morris International, Inc.	2,486	202,727

		461,584

TOTAL COMMON STOCKS (Cost $12,978,944)		18,196,057

SHORT-TERM INVESTMENTS — 3.7%
INVESTMENT COMPANIES — 3.7%
Short-Term Investments — 3.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (a) (b) (Cost $704,471)	704,471	704,471

Total Investments — 99.8% (Cost $13,683,415)		18,900,528
Other Assets Less Liabilities — 0.2%		32,190

Net Assets — 100.0%		18,932,718

Percentages indicated are based on net assets.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$18,900,528	$—	$—	$18,900,528

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.1%
Aerospace & Defense — 2.7%
Arconic, Inc.	72	1,581
Boeing Co. (The)	89	33,206
General Dynamics Corp.	47	9,528
Harris Corp.	20	3,323
Huntington Ingalls Industries, Inc.	7	1,854
L3 Technologies, Inc.	13	2,783
Lockheed Martin Corp.	41	14,324
Northrop Grumman Corp.	29	9,235
Raytheon Co.	48	9,851
Rockwell Collins, Inc.	27	3,858
Textron, Inc.	42	2,967
TransDigm Group, Inc. *	8	3,012
United Technologies Corp.	126	17,572

		113,094

Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	23	2,267
Expeditors International of Washington, Inc.	29	2,142
FedEx Corp.	41	9,790
United Parcel Service, Inc., Class B	116	13,528

		27,727

Airlines — 0.5%
Alaska Air Group, Inc.	21	1,417
American Airlines Group, Inc.	68	2,831
Delta Air Lines, Inc.	105	6,080
Southwest Airlines Co.	86	5,382
United Continental Holdings, Inc. *	38	3,408

		19,118

Auto Components — 0.1%
Aptiv plc	44	3,712
BorgWarner, Inc.	35	1,493
Goodyear Tire & Rubber Co. (The)	40	926

		6,131

Automobiles — 0.3%
Ford Motor Co.	654	6,051
General Motors Co.	219	7,383
Harley-Davidson, Inc.	28	1,261

		14,695

Banks — 5.8%
Bank of America Corp.	1,552	45,731
BB&T Corp.	129	6,282
Citigroup, Inc.	421	30,171
Citizens Financial Group, Inc.	80	3,068
Comerica, Inc.	29	2,583
Fifth Third Bancorp	111	3,109
Huntington Bancshares, Inc.	185	2,753
JPMorgan Chase & Co.(a)	562	63,376
KeyCorp	176	3,497
M&T Bank Corp.	24	3,954
People’s United Financial, Inc.	58	998
PNC Financial Services Group, Inc. (The)	78	10,567
Regions Financial Corp.	184	3,381
SunTrust Banks, Inc.	77	5,142
SVB Financial Group *	9	2,764
US Bancorp	256	13,514
Wells Fargo & Co.	724	38,072
Zions Bancorp	28	1,399

		240,361

Beverages — 1.7%
Brown-Forman Corp., Class B	28	1,424
Coca-Cola Co. (The)	640	29,545
Constellation Brands, Inc., Class A	28	6,048
Molson Coors Brewing Co., Class B	31	1,924
Monster Beverage Corp. *	66	3,874
PepsiCo, Inc.	236	26,424

		69,239

Biotechnology — 2.6%
AbbVie, Inc.	253	23,934
Alexion Pharmaceuticals, Inc. *	37	5,177
Amgen, Inc.	108	22,422
Biogen, Inc. *	34	11,894
Celgene Corp. *	118	10,519
Gilead Sciences, Inc.	217	16,726
Incyte Corp. *	29	2,037
Regeneron Pharmaceuticals, Inc. *	13	5,232
Vertex Pharmaceuticals, Inc. *	43	8,231

		106,172

Building Products — 0.3%
Allegion plc	16	1,438
AO Smith Corp.	24	1,289
Fortune Brands Home & Security, Inc.	24	1,246
Johnson Controls International plc	155	5,410
Masco Corp.	51	1,881

		11,264

Capital Markets — 2.7%
Affiliated Managers Group, Inc.	9	1,221
Ameriprise Financial, Inc.	24	3,501
Bank of New York Mellon Corp. (The)	154	7,839
BlackRock, Inc.	21	9,679
Cboe Global Markets, Inc.	19	1,793
Charles Schwab Corp. (The)	201	9,876
CME Group, Inc.	57	9,688
E*TRADE Financial Corp. *	43	2,273
Franklin Resources, Inc.	51	1,553
Goldman Sachs Group, Inc. (The)	59	13,158
Intercontinental Exchange, Inc.	96	7,176
Invesco Ltd.	69	1,571
Jefferies Financial Services, Inc.	48	1,064
Moody’s Corp.	28	4,665
Morgan Stanley	222	10,320
MSCI, Inc.	15	2,634
Nasdaq, Inc.	19	1,651
Northern Trust Corp.	37	3,811
Raymond James Financial, Inc.	22	2,020
S&P Global, Inc.	42	8,212
State Street Corp.	63	5,312
T. Rowe Price Group, Inc.	41	4,437

		113,454

Chemicals — 1.8%
Air Products & Chemicals, Inc.	37	6,121
Albemarle Corp.	18	1,808
CF Industries Holdings, Inc.	39	2,124

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
DowDuPont, Inc.	386	24,797
Eastman Chemical Co.	24	2,260
Ecolab, Inc.	42	6,661
FMC Corp.	22	1,962
International Flavors & Fragrances, Inc.	15	2,132
LyondellBasell Industries NV, Class A	53	5,469
Mosaic Co. (The)	59	1,925
PPG Industries, Inc.	40	4,414
Praxair, Inc.	48	7,724
Sherwin-Williams Co. (The)	14	6,251

		73,648

Commercial Services & Supplies — 0.4%
Cintas Corp.	14	2,846
Copart, Inc. *	34	1,760
Republic Services, Inc.	36	2,647
Rollins, Inc.	16	996
Stericycle, Inc.*	14	842
Waste Management, Inc.	66	5,956

		15,047

Communications Equipment — 1.1%
Arista Networks, Inc.*	9	2,294
Cisco Systems, Inc.	764	37,165
F5 Networks, Inc.*	10	2,026
Juniper Networks, Inc.	58	1,727
Motorola Solutions, Inc.	27	3,529

		46,741

Construction & Engineering — 0.1%
Fluor Corp.	23	1,365
Jacobs Engineering Group, Inc.	20	1,524
Quanta Services, Inc.*	25	830

		3,719

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	11	1,916
Vulcan Materials Co.	22	2,458

		4,374

Consumer Finance — 0.7%
American Express Co.	118	12,565
Capital One Financial Corp.	80	7,590
Discover Financial Services	57	4,378
Synchrony Financial	114	3,539

		28,072

Containers & Packaging — 0.3%
Avery Dennison Corp.	15	1,583
Ball Corp.	57	2,528
International Paper Co.	68	3,358
Packaging Corp. of America	16	1,732
Sealed Air Corp.	27	1,066
WestRock Co.	43	2,278

		12,545

Distributors — 0.1%
Genuine Parts Co.	25	2,438
LKQ Corp. *	53	1,683

		4,121

Diversified Consumer Services — 0.0% (b)
H&R Block, Inc.	34	884

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B *	326	69,751

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	1,214	40,752
CenturyLink, Inc.	159	3,367
Verizon Communications, Inc.	690	36,866

		80,985

Electric Utilities — 1.7%
Alliant Energy Corp.	39	1,663
American Electric Power Co., Inc.	82	5,839
Duke Energy Corp.	119	9,526
Edison International	54	3,685
Entergy Corp.	30	2,452
Evergy, Inc.	45	2,493
Eversource Energy	53	3,254
Exelon Corp.	161	7,047
FirstEnergy Corp.	81	3,019
NextEra Energy, Inc.	79	13,209
PG&E Corp. *	86	3,976
Pinnacle West Capital Corp.	19	1,482
PPL Corp.	117	3,421
Southern Co. (The)	169	7,389
Xcel Energy, Inc.	85	4,016

		72,471

Electrical Equipment — 0.5%
AMETEK, Inc.	39	3,066
Eaton Corp. plc	72	6,280
Emerson Electric Co.	105	8,043
Rockwell Automation, Inc.	21	3,860

		21,249

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	50	4,719
Corning, Inc.	135	4,778
FLIR Systems, Inc.	23	1,418
IPG Photonics Corp. *	6	940
TE Connectivity Ltd.	58	5,120

		16,975

Energy Equipment & Services — 0.7%
Baker Hughes a GE Co.	70	2,354
Halliburton Co.	147	5,960
Helmerich & Payne, Inc.	18	1,252
National Oilwell Varco, Inc.	64	2,754
Schlumberger Ltd.	231	14,091
TechnipFMC plc (United Kingdom)	71	2,231

		28,642

Entertainment — 1.5%
Activision Blizzard, Inc.	127	10,599
Electronic Arts, Inc. *	51	6,137
Take-Two Interactive Software, Inc. *	19	2,625
Twenty-First Century Fox, Inc., Class A	176	8,161
Twenty-First Century Fox, Inc., Class B	81	3,730
Viacom, Inc., Class B	59	1,994
Walt Disney Co. (The)	249	29,064

		62,310

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.	18	2,223
American Tower Corp.	74	10,704
Apartment Investment & Management Co., Class A	26	1,160
AvalonBay Communities, Inc.	23	4,184
Boston Properties, Inc.	26	3,176
Crown Castle International Corp.	69	7,718
Digital Realty Trust, Inc.	34	3,874
Duke Realty Corp.	60	1,694
Equinix, Inc.	13	5,752
Equity Residential	62	4,078
Essex Property Trust, Inc.	11	2,723
Extra Space Storage, Inc.	21	1,832
Federal Realty Investment Trust	12	1,553
HCP, Inc.	79	2,067
Host Hotels & Resorts, Inc.	124	2,615
Iron Mountain, Inc.	48	1,651
Kimco Realty Corp.	70	1,179
Macerich Co. (The)	18	977
Mid-America Apartment Communities, Inc.	19	1,905
Prologis, Inc.	105	7,132
Public Storage	25	5,049
Realty Income Corp.	48	2,758
Regency Centers Corp.	28	1,831
SBA Communications Corp. *	19	3,083
Simon Property Group, Inc.	52	9,133
SL Green Realty Corp.	14	1,411
UDR, Inc.	45	1,808
Ventas, Inc.	60	3,239
Vornado Realty Trust	29	2,112
Welltower, Inc.	62	3,999
Weyerhaeuser Co.	127	4,086

		106,706

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	73	17,213
Kroger Co. (The)	133	3,876
Sysco Corp.	80	5,854
Walgreens Boots Alliance, Inc.	141	10,276
Walmart, Inc.	240	22,521

		59,740

Food Products — 1.0%
Archer-Daniels-Midland Co.	94	4,702
Campbell Soup Co.	32	1,178
Conagra Brands, Inc.	65	2,223
General Mills, Inc.	100	4,275
Hershey Co. (The)	23	2,383
Hormel Foods Corp.	45	1,790
JM Smucker Co. (The)	19	1,950
Kellogg Co.	42	2,961
Kraft Heinz Co. (The)	104	5,727
McCormick & Co., Inc. (Non-Voting)	20	2,670
Mondelez International, Inc., Class A	245	10,529
Tyson Foods, Inc., Class A	49	2,944

		43,332

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	293	21,507
ABIOMED, Inc. *	7	3,373
Align Technology, Inc. *	12	4,778
Baxter International, Inc.	83	6,401
Becton Dickinson and Co.	45	11,670
Boston Scientific Corp. *	231	8,897
Cooper Cos., Inc. (The)	8	2,276
Danaher Corp.	103	11,182
DENTSPLY SIRONA, Inc.	37	1,402
Edwards Lifesciences Corp. *	35	6,092
Hologic, Inc. *	45	1,864
IDEXX Laboratories, Inc. *	14	3,613
Intuitive Surgical, Inc. *	19	10,911
Medtronic plc	226	22,201
ResMed, Inc.	24	2,751
Stryker Corp.	52	9,217
Varian Medical Systems, Inc. *	15	1,712
Zimmer Biomet Holdings, Inc.	34	4,471

		134,318

Health Care Providers & Services — 3.4%
Aetna, Inc.	55	11,088
AmerisourceBergen Corp.	27	2,467
Anthem, Inc.	43	11,905
Cardinal Health, Inc.	52	2,787
Centene Corp. *	34	4,966
Cigna Corp.	41	8,469
CVS Health Corp.	170	13,393
DaVita, Inc. *	21	1,518
Envision Healthcare Corp. *	20	926
Express Scripts Holding Co. *	94	8,927
HCA Healthcare, Inc.	45	6,275
Henry Schein, Inc. *	26	2,176
Humana, Inc.	23	7,793
Laboratory Corp. of America Holdings *	17	2,958
McKesson Corp.	33	4,428
Quest Diagnostics, Inc.	23	2,465
UnitedHealth Group, Inc.	161	42,790
Universal Health Services, Inc., Class B	14	1,839
WellCare Health Plans, Inc. *	8	2,677

		139,847

Health Care Technology — 0.1%
Cerner Corp. *	55	3,541

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	67	4,298
Chipotle Mexican Grill, Inc. *	4	1,859
Darden Restaurants, Inc.	21	2,305
Hilton Worldwide Holdings, Inc.	50	4,025
Marriott International, Inc., Class A	48	6,354
McDonald’s Corp.	130	21,688
MGM Resorts International	85	2,383
Norwegian Cruise Line Holdings Ltd. *	34	1,956
Royal Caribbean Cruises Ltd.	29	3,721
Starbucks Corp.	225	12,815
Wynn Resorts Ltd.	16	2,076
Yum! Brands, Inc.	53	4,821

		68,301

Household Durables — 0.3%
DR Horton, Inc.	57	2,419
Garmin Ltd.	20	1,414
Leggett & Platt, Inc.	22	952

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Lennar Corp., Class A	49	2,276
Mohawk Industries, Inc. *	11	1,858
Newell Brands, Inc.	73	1,475
PulteGroup, Inc.	44	1,082
Whirlpool Corp.	11	1,281

		12,757

Household Products — 1.4%
Church & Dwight Co., Inc.	41	2,435
Clorox Co. (The)	21	3,220
Colgate-Palmolive Co.	145	9,708
Kimberly-Clark Corp.	58	6,602
Procter & Gamble Co. (The)	416	34,621

		56,586

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	111	1,548
NRG Energy, Inc.	51	1,896

		3,444

Industrial Conglomerates — 1.5%
3M Co.	98	20,656
General Electric Co.	1,452	16,397
Honeywell International, Inc.	124	20,650
Roper Technologies, Inc.	17	5,116

		62,819

Insurance — 2.3%
Aflac, Inc.	128	6,039
Allstate Corp. (The)	58	5,711
American International Group, Inc.	148	7,904
Aon plc	41	6,236
Arthur J Gallagher & Co.	31	2,272
Assurant, Inc.	9	952
Brighthouse Financial, Inc. *	20	886
Chubb Ltd.	77	10,346
Cincinnati Financial Corp.	25	1,942
Everest Re Group Ltd.	7	1,560
Hartford Financial Services Group, Inc. (The)	60	2,992
Lincoln National Corp.	36	2,450
Loews Corp.	46	2,334
Marsh & McLennan Cos., Inc.	84	6,981
MetLife, Inc.	166	7,767
Principal Financial Group, Inc.	44	2,593
Progressive Corp. (The)	97	6,922
Prudential Financial, Inc.	70	7,061
Torchmark Corp.	17	1,502
Travelers Cos., Inc. (The)	45	5,802
Unum Group	37	1,428
Willis Towers Watson plc	22	3,080

		94,760

Interactive Media & Services — 4.6%
Alphabet, Inc., Class A *	50	60,296
Alphabet, Inc., Class C *	51	61,408
Facebook, Inc., Class A *	403	66,281
Twitter, Inc. *	120	3,424

		191,409

Internet & Direct Marketing Retail — 4.5%
Amazon.com, Inc. *	68	137,137
Booking Holdings, Inc. *	8	15,739
eBay, Inc. *	155	5,133
Expedia Group, Inc.	20	2,592
Netflix, Inc. *	73	27,226
TripAdvisor, Inc. *	17	873

		188,700

IT Services — 4.8%
Accenture plc, Class A	107	18,224
Akamai Technologies, Inc. *	28	2,072
Alliance Data Systems Corp.	8	1,865
Automatic Data Processing, Inc.	73	11,030
Broadridge Financial Solutions, Inc.	19	2,565
Cognizant Technology Solutions Corp., Class A	97	7,481
DXC Technology Co.	47	4,394
Fidelity National Information Services, Inc.	55	5,993
Fiserv, Inc. *	68	5,574
FleetCor Technologies, Inc. *	15	3,365
Gartner, Inc. *	15	2,406
Global Payments, Inc.	26	3,368
International Business Machines Corp.	153	23,065
Mastercard, Inc., Class A	152	33,938
Paychex, Inc.	53	3,940
PayPal Holdings, Inc. *	198	17,375
Total System Services, Inc.	28	2,769
VeriSign, Inc. *	18	2,871
Visa, Inc., Class A	297	44,562
Western Union Co. (The)	75	1,425

		198,282

Leisure Products — 0.1%
Hasbro, Inc.	20	2,051
Mattel, Inc. *	58	903

		2,954

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	53	3,758
Illumina, Inc. *	25	9,017
IQVIA Holdings, Inc. *	27	3,514
Mettler-Toledo International, Inc. *	4	2,566
PerkinElmer, Inc.	19	1,800
Thermo Fisher Scientific, Inc.	67	16,429
Waters Corp. *	13	2,507

		39,591

Machinery — 1.5%
Caterpillar, Inc.	99	15,145
Cummins, Inc.	25	3,668
Deere & Co.	54	8,081
Dover Corp.	25	2,185
Flowserve Corp.	22	1,196
Fortive Corp.	51	4,328
Illinois Tool Works, Inc.	52	7,276
Ingersoll-Rand plc	41	4,194
PACCAR, Inc.	59	3,995
Parker-Hannifin Corp.	22	4,068
Pentair plc (United Kingdom)	27	1,169
Snap-on, Inc.	9	1,730
Stanley Black & Decker, Inc.	26	3,744
Xylem, Inc.	30	2,397

		63,176

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Media — 1.2%
CBS Corp. (Non-Voting), Class B	57	3,250
Charter Communications, Inc., Class A *	30	9,723
Comcast Corp., Class A	764	27,057
Discovery, Inc., Class A *	26	836
Discovery, Inc., Class C *	60	1,778
DISH Network Corp., Class A *	38	1,369
Interpublic Group of Cos., Inc. (The)	64	1,467
News Corp., Class A	64	845
News Corp., Class B	21	281
Omnicom Group, Inc.	37	2,550

		49,156

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	242	3,371
Newmont Mining Corp.	89	2,692
Nucor Corp.	53	3,354

		9,417

Multiline Retail — 0.5%
Dollar General Corp.	44	4,850
Dollar Tree, Inc. *	40	3,242
Kohl’s Corp.	28	2,077
Macy’s, Inc.	51	1,781
Nordstrom, Inc.	19	1,146
Target Corp.	88	7,759

		20,855

Multi-Utilities — 0.9%
Ameren Corp.	41	2,578
CenterPoint Energy, Inc.	82	2,275
CMS Energy Corp.	47	2,320
Consolidated Edison, Inc.	52	3,961
Dominion Energy, Inc.	109	7,678
DTE Energy Co.	30	3,315
NiSource, Inc.	61	1,512
Public Service Enterprise Group, Inc.	84	4,458
SCANA Corp.	24	927
Sempra Energy	46	5,198
WEC Energy Group, Inc.	53	3,520

		37,742

Oil, Gas & Consumable Fuels — 5.3%
Anadarko Petroleum Corp.	86	5,769
Andeavor	23	3,567
Apache Corp.	64	3,047
Cabot Oil & Gas Corp.	74	1,660
Chevron Corp.	320	39,156
Cimarex Energy Co.	16	1,481
Concho Resources, Inc. *	33	5,112
ConocoPhillips	194	15,031
Devon Energy Corp.	85	3,396
EOG Resources, Inc.	97	12,348
EQT Corp.	44	1,951
Exxon Mobil Corp.	708	60,153
Hess Corp.	42	3,011
HollyFrontier Corp.	27	1,893
Kinder Morgan, Inc.	317	5,623
Marathon Oil Corp.	143	3,323
Marathon Petroleum Corp.	75	6,027
Newfield Exploration Co. *	33	963
Noble Energy, Inc.	81	2,518
Occidental Petroleum Corp.	128	10,501
ONEOK, Inc.	69	4,659
Phillips 66	71	8,046
Pioneer Natural Resources Co.	28	4,960
Valero Energy Corp.	71	8,124
Williams Cos., Inc. (The)	202	5,495

		217,814

Personal Products — 0.1%
Coty, Inc., Class A	75	946
Estee Lauder Cos., Inc. (The), Class A	37	5,443

		6,389

Pharmaceuticals — 4.7%
Allergan plc	53	10,157
Bristol-Myers Squibb Co.	273	16,930
Eli Lilly & Co.	160	17,141
Johnson & Johnson	448	61,945
Merck & Co., Inc.	444	31,529
Mylan NV *	86	3,153
Nektar Therapeutics *	29	1,757
Perrigo Co. plc	21	1,489
Pfizer, Inc.	980	43,172
Zoetis, Inc.	81	7,372

		194,645

Professional Services — 0.3%
Equifax, Inc.	20	2,627
IHS Markit Ltd. *	60	3,217
Nielsen Holdings plc	60	1,647
Robert Half International, Inc.	20	1,440
Verisk Analytics, Inc. *	28	3,318

		12,249

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	53	2,329

Road & Rail — 1.0%
CSX Corp.	136	10,096
JB Hunt Transport Services, Inc.	15	1,739
Kansas City Southern	17	1,934
Norfolk Southern Corp.	47	8,447
Union Pacific Corp.	124	20,122

		42,338

Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc. *	143	4,429
Analog Devices, Inc.	62	5,743
Applied Materials, Inc.	164	6,349
Broadcom, Inc.	72	17,799
Intel Corp.	771	36,440
KLA-Tencor Corp.	26	2,654
Lam Research Corp.	26	3,995
Microchip Technology, Inc.	39	3,106
Micron Technology, Inc. *	194	8,766
NVIDIA Corp.	102	28,553
Qorvo, Inc. *	21	1,614
QUALCOMM, Inc.	235	16,929
Skyworks Solutions, Inc.	30	2,713
Texas Instruments, Inc.	162	17,431
Xilinx, Inc.	42	3,388

		159,909

Software — 6.0%
Adobe Systems, Inc. *	82	22,090
ANSYS, Inc. *	14	2,630
Autodesk, Inc. *	37	5,703

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
CA, Inc.	52	2,314
Cadence Design Systems, Inc. *	47	2,142
Citrix Systems, Inc. *	22	2,394
Intuit, Inc.	43	9,830
Microsoft Corp.	1,281	146,559
Oracle Corp.	472	24,355
Red Hat, Inc. *	30	4,039
salesforce.com, Inc. *	126	20,110
Symantec Corp.	104	2,210
Synopsys, Inc. *	25	2,449

		246,825

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	12	2,084
AutoZone, Inc. *	4	3,427
Best Buy Co., Inc.	41	3,224
CarMax, Inc. *	30	2,203
Foot Locker, Inc.	20	996
Gap, Inc. (The)	36	1,046
Home Depot, Inc. (The)	191	39,607
L Brands, Inc.	38	1,156
Lowe’s Cos., Inc.	136	15,561
O’Reilly Automotive, Inc. *	13	4,676
Ross Stores, Inc.	63	6,236
Tiffany & Co.	18	2,348
TJX Cos., Inc. (The)	105	11,739
Tractor Supply Co.	20	1,850
Ulta Beauty, Inc. *	9	2,677

		98,830

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	767	173,093
Hewlett Packard Enterprise Co.	246	4,011
HP, Inc.	264	6,815
NetApp, Inc.	43	3,721
Seagate Technology plc	44	2,068
Western Digital Corp.	49	2,850
Xerox Corp.	37	1,001

		193,559

Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands, Inc.	60	1,110
Michael Kors Holdings Ltd. *	25	1,711
NIKE, Inc., Class B	214	18,129
PVH Corp.	13	1,851
Ralph Lauren Corp.	9	1,270
Tapestry, Inc.	48	2,420
Under Armour, Inc., Class A *	31	660
Under Armour, Inc., Class C *	32	620
VF Corp.	54	5,077

		32,848

Tobacco — 1.0%
Altria Group, Inc.	315	19,000
Philip Morris International, Inc.	260	21,182

		40,182

Trading Companies & Distributors — 0.2%
Fastenal Co.	48	2,782
United Rentals, Inc. *	14	2,262
WW Grainger, Inc.	8	2,716

		7,760

Water Utilities — 0.1%
American Water Works Co., Inc.	30	2,653

TOTAL COMMON STOCKS (Cost $2,447,447)		4,108,552

SHORT-TERM INVESTMENTS — 0.9%
INVESTMENT COMPANIES — 0.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (c) (d) (Cost $35,311)	35,311	35,311

Total Investments — 100.0% (Cost $2,482,758)		4,143,863
Other Assets Less Liabilities — 0.0% (b)		350

Net Assets — 100.0%		4,144,213

Percentages indicated are based on net assets.

Futures contracts outstanding as of September 30, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	252	12/2018	USD	36,773	99

					99

Abbreviations

MSCI   Morgan Stanley Capital International

USD     United States Dollar

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,143,863	$—	$—	$4,143,863

Appreciation in Other Financial Instruments
Futures Contracts (a)	$99	$—	$—	$99

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.8%
Aerospace & Defense — 3.5%
HEICO Corp., Class A	105	7,928
Huntington Ingalls Industries, Inc.	34	8,634
L3 Technologies, Inc.	18	3,891
Spirit AeroSystems Holdings, Inc., Class A	37	3,364
Teledyne Technologies, Inc.*	9	2,319

		26,136

Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	12	1,214

Airlines — 1.2%
United Continental Holdings, Inc.*	98	8,692

Auto Components — 0.3%
Lear Corp.	18	2,567

Banks — 4.4%
East West Bancorp, Inc.	30	1,781
KeyCorp	121	2,403
Popular, Inc. (Puerto Rico)	223	11,444
Regions Financial Corp.	526	9,657
SVB Financial Group*	20	6,341
Synovus Financial Corp.	40	1,809

		33,435

Biotechnology — 1.3%
Alkermes plc*	51	2,177
Alnylam Pharmaceuticals, Inc.*	23	2,048
BioMarin Pharmaceutical, Inc.*	2	145
Exelixis, Inc.*	67	1,182
Incyte Corp.*	39	2,660
TESARO, Inc.*	43	1,666

		9,878

Capital Markets — 3.7%
E*TRADE Financial Corp.*	11	587
Lazard Ltd., Class A	24	1,165
LPL Financial Holdings, Inc.	207	13,331
MSCI, Inc.	53	9,367
Raymond James Financial, Inc.	35	3,194

		27,644

Chemicals — 1.7%
Cabot Corp.	105	6,561
Chemours Co. (The)	33	1,309
Eastman Chemical Co.	4	383
Huntsman Corp.	157	4,264

		12,517

Commercial Services & Supplies — 1.5%
KAR Auction Services, Inc.	174	10,374
Stericycle, Inc.*	21	1,203

		11,577

Communications Equipment — 1.3%
ARRIS International plc*	185	4,811
F5 Networks, Inc.*	25	4,985

		9,796

Construction & Engineering — 3.1%
AECOM*	230	7,512
Jacobs Engineering Group, Inc.	204	15,606

		23,118

Consumer Finance — 0.4%
Discover Financial Services	9	719
Synchrony Financial	68	2,098

		2,817

Containers & Packaging — 1.4%
Avery Dennison Corp.	31	3,402
Berry Global Group, Inc.*	131	6,344
WestRock Co.	13	679

		10,425

Diversified Consumer Services — 0.6%
ServiceMaster Global Holdings, Inc.*	76	4,708

Diversified Telecommunication Services — 0.9%
CenturyLink, Inc.	325	6,896

Electric Utilities — 0.7%
Evergy, Inc.	18	1,012
FirstEnergy Corp.	110	4,104
Pinnacle West Capital Corp.	4	285

		5,401

Electrical Equipment — 0.8%
GrafTech International Ltd.	163	3,188
Regal Beloit Corp.	38	3,108

		6,296

Electronic Equipment, Instruments & Components — 1.4%
CDW Corp.	35	3,068
Jabil, Inc.	277	7,512

		10,580

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co.	55	1,857

Entertainment — 1.5%
Activision Blizzard, Inc.	35	2,903
Take-Two Interactive Software, Inc.*	53	7,327
Viacom, Inc., Class B	43	1,435

		11,665

Equity Real Estate Investment Trusts (REITs) — 7.7%
Alexandria Real Estate Equities, Inc.	8	1,057
American Homes 4 Rent, Class A	71	1,554
Apple Hospitality REIT, Inc.	195	3,407
Brixmor Property Group, Inc.	28	497
CoreSite Realty Corp.	3	356
Corporate Office Properties Trust	83	2,476
Crown Castle International Corp.	9	1,035
Digital Realty Trust, Inc.	13	1,462
Douglas Emmett, Inc.	15	573
Equinix, Inc.	24	10,390
Equity Commonwealth*	113	3,612
Equity LifeStyle Properties, Inc.	23	2,180
Host Hotels & Resorts, Inc.	88	1,865
Hudson Pacific Properties, Inc.	120	3,926
Invitation Homes, Inc.	164	3,762
Liberty Property Trust	21	900
Life Storage, Inc.	42	3,978

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — continued
Equity Real Estate Investment Trusts (REITs) — continued
Mid-America Apartment Communities, Inc.	11		1,079
Park Hotels & Resorts, Inc.	18		594
Prologis, Inc.	70		4,723
Regency Centers Corp.	21		1,364
Retail Properties of America, Inc., Class A	132		1,613
SBA Communications Corp.*	4		658
Sun Communities, Inc.	21		2,092
Weyerhaeuser Co.	92		2,975

			58,128

Food Products — 2.6%
Archer-Daniels-Midland Co.	30		1,488
Ingredion, Inc.	66		6,917
Pilgrim’s Pride Corp.*	219		3,965
Tyson Foods, Inc., Class A	123		7,316

			19,686

Gas Utilities — 0.9%
National Fuel Gas Co.	16		880
UGI Corp.	109		6,072

			6,952

Health Care Equipment & Supplies — 3.2%
Hill-Rom Holdings, Inc.	90		8,505
Hologic, Inc.*	64		2,627
STERIS plc	4		435
Teleflex, Inc.	6		1,623
Zimmer Biomet Holdings, Inc.	81		10,689

			23,879

Health Care Providers & Services — 4.8%
AmerisourceBergen Corp.	77		7,083
Cardinal Health, Inc.	66		3,586
Centene Corp.*	56		8,035
Encompass Health Corp.	8		631
MEDNAX, Inc.*	14		667
Premier, Inc., Class A*	153		6,986
WellCare Health Plans, Inc.*	28		8,894

			35,882

Hotels, Restaurants & Leisure — 2.0%
Chipotle Mexican Grill, Inc.*	3		1,500
Extended Stay America, Inc.	375		7,588
Hyatt Hotels Corp., Class A	62		4,919
Vail Resorts, Inc.	4		1,015

			15,022

Household Durables — 0.1%
NVR, Inc.*	—	(a)	1,112

Independent Power and Renewable Electricity Producers — 3.6%
NRG Energy, Inc.	317		11,852
Vistra Energy Corp.*	611		15,189

			27,041

Insurance — 4.2%
American Financial Group, Inc.	37		4,106
American National Insurance Co.	2		310
Arch Capital Group Ltd.*	24		711
Aspen Insurance Holdings Ltd. (Bermuda)	16		686
Assurant, Inc.	16		1,776
Assured Guaranty Ltd.	24		1,018
Everest Re Group Ltd.	14		3,290
Fidelity National Financial, Inc.	26		1,005
First American Financial Corp.	79		4,070
Hanover Insurance Group, Inc. (The)	35		4,367
Hartford Financial Services Group, Inc. (The)	22		1,109
Lincoln National Corp.	15		1,022
Old Republic International Corp.	22		499
Progressive Corp. (The)	108		7,665

			31,634

Interactive Media & Services — 0.4%
Twitter, Inc.*	117		3,341

Internet & Direct Marketing Retail — 0.2%
Qurate Retail, Inc.*	64		1,413

IT Services — 7.9%
Black Knight, Inc.*	77		4,017
Conduent, Inc.*	323		7,279
DXC Technology Co.	127		11,849
Fidelity National Information Services, Inc.	27		2,923
Genpact Ltd.	22		661
Sabre Corp.	555		14,485
Square, Inc., Class A*	32		3,158
Total System Services, Inc.	57		5,668
Worldpay, Inc.*	92		9,286

			59,326

Machinery — 3.2%
Allison Transmission Holdings, Inc.	59		3,084
Crane Co.	65		6,403
Gardner Denver Holdings, Inc.*	30		842
Ingersoll-Rand plc	109		11,120
WABCO Holdings, Inc.*	22		2,630

			24,079

Media — 1.3%
Discovery, Inc., Class C*	321		9,480

Metals & Mining — 1.5%
Freeport-McMoRan, Inc.	65		898
Reliance Steel & Aluminum Co.	7		580
Steel Dynamics, Inc.	170		7,696
United States Steel Corp.	76		2,310

			11,484

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Chimera Investment Corp.	36		651

Multiline Retail — 1.3%
Dollar General Corp.	46		5,072
Kohl’s Corp.	48		3,578
Macy’s, Inc.	41		1,413

			10,063

Multi-Utilities — 0.8%
Ameren Corp.	22		1,385
CenterPoint Energy, Inc.	57		1,576
CMS Energy Corp.	54		2,626
MDU Resources Group, Inc.	22		568

			6,155

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Oil, Gas & Consumable Fuels — 4.7%
Andeavor	29	4,467
Cimarex Energy Co.	5	497
Devon Energy Corp.	51	2,017
EQT Corp.	4	189
Marathon Oil Corp.	434	10,106
Marathon Petroleum Corp.	56	4,462
Murphy Oil Corp.	26	877
Noble Energy, Inc.	4	122
ONEOK, Inc.	30	2,040
PBF Energy, Inc., Class A	98	4,896
QEP Resources, Inc.*	59	666
Valero Energy Corp.	16	1,854
Williams Cos., Inc. (The)	41	1,120
WPX Energy, Inc.*	92	1,853

		35,166

Paper & Forest Products — 0.2%
Domtar Corp.	35	1,847

Personal Products — 1.0%
Herbalife Nutrition Ltd.*	108	5,891
Nu Skin Enterprises, Inc., Class A	21	1,731

		7,622

Pharmaceuticals — 1.5%
Elanco Animal Health, Inc.*	79	2,763
Mylan NV*	114	4,154
Nektar Therapeutics*	39	2,347
Perrigo Co. plc	24	1,728

		10,992

Professional Services — 1.8%
ManpowerGroup, Inc.	85	7,298
TransUnion	82	6,056

		13,354

Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A*	53	2,337

Road & Rail — 0.2%
Landstar System, Inc.	13	1,562

Semiconductors & Semiconductor Equipment — 3.4%
First Solar, Inc.*	75	3,612
KLA-Tencor Corp.	25	2,533
Lam Research Corp.	24	3,656
Marvell Technology Group Ltd.	583	11,256
ON Semiconductor Corp.*	250	4,615
Teradyne, Inc.	8	288

		25,960

Software — 2.7%
Citrix Systems, Inc.*	59	6,558
Dell Technologies, Inc., Class V*	37	3,574
Symantec Corp.	486	10,334

		20,466

Specialty Retail — 3.7%
Advance Auto Parts, Inc.	43	7,205
Best Buy Co., Inc.	122	9,666
Urban Outfitters, Inc.*	271	11,100

		27,971

Technology Hardware, Storage & Peripherals — 1.3%
NCR Corp.*	81	2,290
Western Digital Corp.	18	1,048
Xerox Corp.	242	6,516

		9,854

Textiles, Apparel & Luxury Goods — 1.7%
Columbia Sportswear Co.	69	6,440
Michael Kors Holdings Ltd.*	93	6,397

		12,837

Trading Companies & Distributors — 0.4%
HD Supply Holdings, Inc.*	71	3,042

TOTAL COMMON STOCKS (Cost $561,145)		745,557

SHORT-TERM INVESTMENTS — 1.3%
INVESTMENT COMPANIES — 1.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (b) (c) (Cost $10,162)	10,162	10,162

Total Investments — 100.1% (Cost $571,307)		755,719
Liabilities in Excess of Other Assets — (0.1%)		(549)

Net Assets — 100.0%		755,170

Percentages indicated are based on net assets.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	53	12/2018	USD	10,734	(135)

					(135)

Abbreviations

REIT	—	Real Estate Investment Trust
USD	—	United States Dollar
(a)	—	Amount rounds to less than one thousand.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	The rate shown is the current yield as of September 30, 2018.
*	—	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$755,719	$—	$—	$755,719

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(135)	$—	$—	$(135)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 99.0%
Alternative Assets — 3.0%
JPMorgan Research Market Neutral Fund Class L Shares * (a)	3,212	50,334
JPMorgan Systematic Alpha Fund Class R6 Shares * (a)	6,469	93,092

Total Alternative Assets		143,426

Fixed Income — 45.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	89,038	996,331
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	59,577	476,616
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,281	48,993
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	17,138	161,098
JPMorgan High Yield Fund Class R6 Shares (a)	16,199	117,764
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	6,770	68,381
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	19,846	197,865
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	7,956	92,444
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,485	44,264

Total Fixed Income		2,203,756

International Equity — 15.4%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	5,431	71,098
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,617	70,364
JPMorgan Europe Dynamic Fund Class L Shares (a)	3,810	100,325
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	7,080	167,016
JPMorgan International Equity Fund Class R6 Shares (a)	4,240	73,261
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	14,207	261,975

Total International Equity		744,039

U.S. Equity — 35.1%
JPMorgan Equity Income Fund Class R6 Shares (a)	5,612	101,682
JPMorgan Intrepid America Fund Class R6 Shares (a)	7,765	346,178
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	2,777	179,349
JPMorgan Large Cap Growth Fund Class R6 Shares * (a)	3,498	168,021
JPMorgan Large Cap Value Fund Class R6 Shares (a)	8,122	126,870
JPMorgan Market Expansion Enhanced Index Fund Class I Shares (a)	14,165	172,811
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	125	4,850
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,141	36,754
JPMorgan U.S. Equity Fund Class R6 Shares (a)	26,004	467,553
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,584	96,471

Total U.S. Equity		1,700,539

TOTAL INVESTMENT COMPANIES (Cost $3,844,232)		4,791,760

SHORT-TERM INVESTMENTS — 1.1%
INVESTMENT COMPANIES — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (b) (Cost $51,292)	51,292	51,292

Total Investments — 100.1% (Cost $3,895,524)		4,843,052
Liabilities in Excess of Other Assets — (0.1%)		(4,431)

Net Assets — 100.0%		4,838,621

Percentages indicated are based on net assets.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,843,052	$—	$—	$4,843,052

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 99.1%
Alternative Assets — 3.5%
JPMorgan Research Market Neutral Fund Class L Shares * (a)	2,229	34,933
JPMorgan Systematic Alpha Fund Class R6 Shares * (a)	5,971	85,928

Total Alternative Assets		120,861

Fixed Income — 65.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	92,547	1,035,601
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	54,800	438,400
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,523	35,280
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	14,821	139,314
JPMorgan Government Bond Fund Class R6 Shares (a)	3,782	38,389
JPMorgan High Yield Fund Class R6 Shares (a)	7,454	54,189
JPMorgan Income Fund Class R6 Shares (a)	7,546	69,722
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	6,083	61,435
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	29,130	290,429
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	5,888	68,416
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	3,541	34,945

Total Fixed Income		2,266,120

International Equity — 9.5%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	3,041	39,810
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,447	38,914
JPMorgan Europe Dynamic Fund Class L Shares (a)	1,275	33,562
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	1,934	45,624
JPMorgan International Equity Fund Class R6 Shares (a)	2,024	34,972
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	7,492	138,151

Total International Equity		331,033

U.S. Equity — 20.9%
JPMorgan Equity Income Fund Class R6 Shares (a)	3,328	60,303
JPMorgan Intrepid America Fund Class R6 Shares (a)	4,045	180,348
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	1,412	91,177
JPMorgan Large Cap Growth Fund Class R6 Shares * (a)	925	44,434
JPMorgan Large Cap Value Fund Class R6 Shares (a)	1,528	23,872
JPMorgan Market Expansion Enhanced Index Fund Class I Shares (a)	3,544	43,237
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	842	32,694
JPMorgan Small Cap Value Fund Class R6 Shares (a)	799	25,714
JPMorgan U.S. Equity Fund Class R6 Shares (a)	9,399	168,987
JPMorgan Value Advantage Fund Class R6 Shares (a)	1,522	56,821

Total U.S. Equity		727,587

TOTAL INVESTMENT COMPANIES (Cost $3,028,258)		3,445,601

SHORT-TERM INVESTMENTS — 1.1%
INVESTMENT COMPANIES — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (b) (Cost $37,882)	37,882	37,882

Total Investments — 100.2% (Cost $3,066,140)		3,483,483
Liabilities in Excess of Other Assets — (0.2%)		(5,711)

Net Assets — 100.0%		3,477,772

Percentages indicated are based on net assets.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,483,483	$—	$—	$3,483,483

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 98.9%
Alternative Assets — 2.4%
JPMorgan Research Market Neutral Fund Class L Shares * (a)	1,415	22,171
JPMorgan Systematic Alpha Fund Class R6 Shares * (a)	3,403	48,971

Total Alternative Assets		71,142

Fixed Income — 29.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	38,509	430,914
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	22,608	180,861
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,923	14,997
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	8,747	82,225
JPMorgan High Yield Fund Class R6 Shares (a)	7,921	57,582
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	3,948	39,877
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	3,745	37,339
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	2,507	29,127

Total Fixed Income		872,922

International Equity — 19.2%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	3,871	50,670
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,836	49,375
JPMorgan Europe Dynamic Fund Class L Shares (a)	2,902	76,419
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	4,929	116,280
JPMorgan International Equity Fund Class R6 Shares (a)	4,259	73,601
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	8,511	156,935
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	1,983	39,752

Total International Equity		563,032

U.S. Equity — 47.6%
JPMorgan Equity Income Fund Class R6 Shares (a)	3,235	58,622
JPMorgan Intrepid America Fund Class R6 Shares (a)	6,904	307,777
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	1,442	93,137
JPMorgan Large Cap Growth Fund Class R6 Shares * (a)	4,094	196,645
JPMorgan Large Cap Value Fund Class R6 Shares (a)	10,847	169,434
JPMorgan Market Expansion Enhanced Index Fund Class I Shares (a)	9,715	118,522
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	916	35,568
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,184	38,114
JPMorgan U.S. Equity Fund Class R6 Shares (a)	17,921	322,216
JPMorgan Value Advantage Fund Class R6 Shares (a)	1,518	56,689

Total U.S. Equity		1,396,724

TOTAL INVESTMENT COMPANIES (Cost $2,088,751)		2,903,820

SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (b) (Cost $35,869)	35,869	35,869

Total Investments — 100.1% (Cost $2,124,620)		2,939,689
Liabilities in Excess of Other Assets — (0.1%)		(3,362)

Net Assets — 100.0%		2,936,327

Percentages indicated are based on net assets.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,939,689	$—	$—	$2,939,689

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 98.7%
Alternative Assets — 1.1%
JPMorgan Systematic Alpha Fund Class R6 Shares * (a)	2,166	31,163
Fixed Income — 10.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	17,750	198,627
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	3,947	31,579
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,653	12,891
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	2,909	27,349
JPMorgan High Yield Fund Class R6 Shares (a)	3,726	27,087

Total Fixed Income		297,533

International Equity — 25.2%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	4,395	57,525
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,109	56,713
JPMorgan Europe Dynamic Fund Class L Shares (a)	3,434	90,417
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	3,711	87,554
JPMorgan International Equity Fund Class R6 Shares (a)	7,220	124,761
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	10,749	198,207
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	4,246	85,131

Total International Equity		700,308

U.S. Equity — 61.7%
JPMorgan Equity Income Fund Class R6 Shares (a)	2,905	52,633
JPMorgan Intrepid America Fund Class R6 Shares (a)	7,225	322,112
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	2,215	143,065
JPMorgan Large Cap Growth Fund Class R6 Shares * (a)	5,060	243,053
JPMorgan Large Cap Value Fund Class R6 Shares (a)	17,441	272,429
JPMorgan Market Expansion Enhanced Index Fund Class I Shares (a)	13,052	159,236
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,009	39,170
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,171	37,691
JPMorgan U.S. Equity Fund Class R6 Shares (a)	22,007	395,679
JPMorgan Value Advantage Fund Class R6 Shares (a)	1,431	53,423
Total U.S. Equity		1,718,491

TOTAL INVESTMENT COMPANIES (Cost $1,851,679)		2,747,495

SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (b) (Cost $38,238)	38,238	38,238

Total Investments — 100.1% (Cost $1,889,917)		2,785,733
Liabilities in Excess of Other Assets — (0.1%)		(1,885)

Net Assets — 100.0%		2,783,848

Percentages indicated are based on net assets.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,785,733	$—	$—	$2,785,733

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 95.3%
Aerospace & Defense — 2.8%
Boeing Co. (The)	923	343,189
Northrop Grumman Corp.	296	93,783

		436,972

Airlines — 0.7%
Delta Air Lines, Inc.	307	17,771
Southwest Airlines Co.	1,454	90,818

		108,589

Automobiles — 0.3%
Tesla, Inc. *	178	47,076

Banks — 0.6%
SVB Financial Group *	315	98,036

Beverages — 1.7%
Constellation Brands, Inc., Class A	651	140,282
Monster Beverage Corp. *	2,156	125,626

		265,908

Biotechnology — 1.9%
Alnylam Pharmaceuticals, Inc. *	384	33,634
Biogen, Inc. *	205	72,429
Regeneron Pharmaceuticals, Inc. *	18	7,273
Vertex Pharmaceuticals, Inc. *	988	190,365

		303,701

Capital Markets — 5.4%
Charles Schwab Corp. (The)	6,374	313,293
Intercontinental Exchange, Inc.	2,006	150,216
Morgan Stanley	1,822	84,846
S&P Global, Inc.	1,535	299,846

		848,201

Chemicals — 1.3%
Ecolab, Inc.	422	66,083
Sherwin-Williams Co. (The)	293	133,240

		199,323

Electrical Equipment — 0.6%
Rockwell Automation, Inc.	535	100,286

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	560	52,642

Entertainment — 2.9%
Activision Blizzard, Inc.	3,590	298,677
Electronic Arts, Inc. *	1,279	154,080

		452,757

Equity Real Estate Investment Trusts (REITs) — 0.6%
Equinix, Inc.	216	93,396

Health Care Equipment & Supplies — 8.7%
ABIOMED, Inc. *	249	112,078
Becton Dickinson and Co.	1,106	288,692
Boston Scientific Corp. *	6,619	254,839
DexCom, Inc. *	1,268	181,403
Intuitive Surgical, Inc. *	915	525,311

		1,362,323

Health Care Providers & Services — 2.7%
UnitedHealth Group, Inc.	1,625	432,322

Industrial Conglomerates — 2.5%
Honeywell International, Inc.	893	148,662
Roper Technologies, Inc.	816	241,648

		390,310

Interactive Media & Services — 7.3%
Alphabet, Inc., Class C *	623	743,009
Facebook, Inc., Class A *	1,266	208,161
Match Group, Inc. *	2,364	136,900
Twitter, Inc. *	2,261	64,345

		1,152,415

Internet & Direct Marketing Retail — 11.2%
Amazon.com, Inc. *	475	951,235
Booking Holdings, Inc. *	35	70,015
GrubHub, Inc. *	757	104,866
MercadoLibre, Inc. (Argentina)	440	149,637
Netflix, Inc. *	1,161	434,477
Wayfair, Inc., Class A *	390	57,621

		1,767,851

IT Services — 12.4%
Mastercard, Inc., Class A	3,065	682,188
PayPal Holdings, Inc. *	4,572	401,609
Shopify, Inc., Class A (Canada) *	524	86,127
Square, Inc., Class A *	1,460	144,515
Visa, Inc., Class A	2,630	394,782
Worldpay, Inc. *	2,409	243,990

		1,953,211

Life Sciences Tools & Services — 2.0%
Illumina, Inc. *	523	191,926
Thermo Fisher Scientific, Inc.	479	117,027

		308,953

Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	1,813	263,436

Professional Services — 0.8%
CoStar Group, Inc. *	292	123,053

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc. *	1,948	60,168
Applied Materials, Inc.	3,543	136,953
NVIDIA Corp.	1,349	379,171

		576,292

Software — 10.5%
Adobe Systems, Inc. *	962	259,719
Atlassian Corp. plc, Class A *	735	70,672
Microsoft Corp.	4,328	495,028
salesforce.com, Inc. *	2,449	389,417
ServiceNow, Inc. *	1,880	367,872
Trade Desk, Inc. (The), Class A *	464	70,083

		1,652,791

Specialty Retail — 4.2%
Home Depot, Inc. (The)	2,314	479,374
Ross Stores, Inc.	1,903	188,614

		667,988

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	4,525	1,021,386

Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc. *	1,115	181,241

Trading Companies & Distributors — 0.8%
United Rentals, Inc. *	780	127,681

TOTAL COMMON STOCKS (Cost $7,257,696)		14,988,140

SHORT-TERM INVESTMENTS — 4.9%
INVESTMENT COMPANIES — 4.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (a) (b) (Cost $763,303)	763,303	763,303

Total Investments — 100.2% (Cost $8,020,999)		15,751,443
Liabilities in Excess of Other Assets — (0.2%)		(24,826)

Net Assets — 100.0%		15,726,617

Percentages indicated are based on net assets.

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$15,751,443	$—	$—	$15,751,443

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.3%
Aerospace & Defense — 0.7%
General Dynamics Corp.	68	13,880

Airlines — 2.8%
American Airlines Group, Inc.	135	5,596
Delta Air Lines, Inc.	316	18,280
Southwest Airlines Co.	445	27,815

		51,691

Auto Components — 1.1%
American Axle & Manufacturing Holdings, Inc.*	604	10,530
BorgWarner, Inc.	125	5,361
Magna International, Inc. (Canada)	82	4,302

		20,193

Automobiles — 2.6%
General Motors Co.	1,426	48,014

Banks — 13.9%
Bank of America Corp.	2,383	70,206
Cathay General Bancorp	103	4,272
Citigroup, Inc.	676	48,470
Citizens Financial Group, Inc.	414	15,968
Comerica, Inc.	58	5,241
East West Bancorp, Inc.	164	9,870
Huntington Bancshares, Inc.	906	13,523
IBERIABANK Corp.	90	7,322
ING Groep NV, ADR (Netherlands)	801	10,385
KeyCorp	1,909	37,978
Signature Bank	29	3,365
Wells Fargo & Co.	523	27,498

		254,098

Biotechnology — 0.8%
Biogen, Inc.*	13	4,487
Gilead Sciences, Inc.	142	10,964

		15,451

Capital Markets — 3.4%
Morgan Stanley	748	34,843
State Street Corp.	320	26,793

		61,636

Chemicals — 5.5%
Celanese Corp.	160	18,206
DowDuPont, Inc.	260	16,711
Eastman Chemical Co.	296	28,304
FMC Corp.	433	37,705

		100,926

Consumer Finance — 0.4%
Ally Financial, Inc.	194	5,126
Santander Consumer USA Holdings, Inc.	109	2,182

		7,308

Containers & Packaging — 0.7%
Crown Holdings, Inc.*	281	13,498

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B*	176	37,748

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	761	25,551

Electrical Equipment — 1.6%
Eaton Corp. plc	333	28,855

Entertainment — 0.5%
Walt Disney Co. (The)	72	8,455

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Campus Communities, Inc.	107	4,413
Brixmor Property Group, Inc.	355	6,223
HCP, Inc.	330	8,696
Vornado Realty Trust	55	4,044

		23,376

Food Products — 1.2%
General Mills, Inc.	145	6,241
Mondelez International, Inc., Class A	358	15,362

		21,603

Health Care Equipment & Supplies — 1.4%
Zimmer Biomet Holdings, Inc.	197	25,939

Health Care Providers & Services — 8.0%
AmerisourceBergen Corp.	283	26,098
Cigna Corp.	302	62,788
CVS Health Corp.	662	52,136
Universal Health Services, Inc., Class B	48	6,098

		147,120

Hotels, Restaurants & Leisure — 0.8%
Caesars Entertainment Corp.*	1,387	14,217

Household Durables — 3.7%
Lennar Corp., Class A	1,139	53,185
Mohawk Industries, Inc.*	37	6,471
Taylor Morrison Home Corp., Class A*	411	7,407

		67,063

Insurance — 6.7%
American International Group, Inc.	457	24,331
Athene Holding Ltd., Class A*	492	25,401
Brighthouse Financial, Inc.*	105	4,641
Hartford Financial Services Group, Inc. (The)	146	7,299
Lincoln National Corp.	500	33,844
Principal Financial Group, Inc.	196	11,489
Prudential Financial, Inc.	150	15,228

		122,233

Internet & Direct Marketing Retail — 0.7%
Expedia Group, Inc.	98	12,800

Machinery — 5.4%
Caterpillar, Inc.	103	15,767
Deere & Co.	61	9,155
Ingersoll-Rand plc	261	26,731

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Machinery — continued
PACCAR, Inc.	342	23,301
Stanley Black & Decker, Inc.	160	23,372

		98,326

Media — 6.1%
Altice USA, Inc., Class A	382	6,924
CBS Corp. (Non-Voting), Class B	254	14,569
Charter Communications, Inc., Class A*	97	31,578
Comcast Corp., Class A	1,500	53,112
DISH Network Corp., Class A*	158	5,651

		111,834

Metals & Mining — 1.4%
AK Steel Holding Corp.*	2,182	10,691
Freeport-McMoRan, Inc.	313	4,359
United States Steel Corp.	329	10,031

		25,081

Multiline Retail — 0.9%
Dollar Tree, Inc.*	196	15,943

Multi-Utilities — 0.4%
Sempra Energy	67	7,610

Oil, Gas & Consumable Fuels — 10.3%
Chevron Corp.	173	21,093
Concho Resources, Inc.*	116	17,704
Diamondback Energy, Inc.	237	31,999
EOG Resources, Inc.	134	17,107
Marathon Petroleum Corp.	253	20,208
Occidental Petroleum Corp.	499	41,003
Parsley Energy, Inc., Class A*	234	6,836
Pioneer Natural Resources Co.	194	33,706

		189,656

Pharmaceuticals — 5.1%
Allergan plc	77	14,572
Bristol-Myers Squibb Co.	90	5,606
Johnson & Johnson	80	11,081
Merck & Co., Inc.	327	23,183
Pfizer, Inc.	868	38,266

		92,708

Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc.	126	11,622

Software — 2.1%
Microsoft Corp.	132	15,143
Oracle Corp.	440	22,676

		37,819

Specialty Retail — 0.9%
AutoZone, Inc.*	6	4,577
Lithia Motors, Inc., Class A	78	6,386
Penske Automotive Group, Inc.	102	4,843

		15,806

Technology Hardware, Storage & Peripherals — 0.3%
Western Digital Corp.	86	5,011

Textiles, Apparel & Luxury Goods — 0.8%
PVH Corp.	81	11,740
Tapestry, Inc.	79	3,971

		15,711

Tobacco — 1.2%
Philip Morris International, Inc.	275	22,415

Wireless Telecommunication Services — 1.6%
T-Mobile US, Inc.*	431	30,240

TOTAL COMMON STOCKS (Cost $1,647,584)		1,801,437

	No. of Warrants (000)
WARRANTS — 0.0%(a)
Consumer Finance — 0.0%(a)
Emergent Capital, Inc. expiring 10/1/2019, price 10.75*‡ (Cost $ — )	36	—	(b)

	Shares (000)
SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 2.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97%(c)(d) (Cost $35,772)	35,772	35,772

Total Investments — 100.3% (Cost $1,683,356)		1,837,209
Liabilities in Excess of Other Assets — (0.3%)		(5,442)

Net Assets — 100.0%		1,831,767

Percentages indicated are based on net assets.

Abbreviations

ADR	—	American Depositary Receipt
(a)	—	Amount rounds to less than 0.1% of net assets.
(b)	—	Amount rounds to less than one thousand.
(c)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	The rate shown is the current yield as of September 30, 2018.
*	—	Non-income producing security.
‡	—	Value determined using significant unobservable inputs.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$1,837,209	$—	—	(b)	$1,837,209

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of a warrant. Please refer to the SOI for industry specifics of portfolio holdings.

(b)	Amount rounds to less than one thousand.

There were no transfers between level 1 and level 2 during the period ended September 30, 2018.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.5%
Aerospace & Defense — 1.3%
Aerojet Rocketdyne Holdings, Inc. *	24	816
Axon Enterprise, Inc. *	24	1,615
Curtiss-Wright Corp.	17	2,336
Engility Holdings, Inc. *	64	2,316
KLX, Inc. *	20	1,281
Moog, Inc., Class A	23	1,941
Teledyne Technologies, Inc. *	15	3,601
Triumph Group, Inc.	18	422

		14,328

Air Freight & Logistics — 0.3%
Echo Global Logistics, Inc. *	11	347
Hub Group, Inc., Class A *	70	3,181

		3,528

Airlines — 0.5%
Hawaiian Holdings, Inc.	21	846
JetBlue Airways Corp. *	153	2,960
SkyWest, Inc.	34	1,979

		5,785

Auto Components — 1.4%
American Axle & Manufacturing Holdings, Inc. *	185	3,221
Cooper-Standard Holdings, Inc. *	30	3,635
Dana, Inc.	192	3,583
Delphi Technologies plc	41	1,270
Fox Factory Holding Corp. *	15	1,037
Gentex Corp.	117	2,500

		15,246

Automobiles — 0.2%
Thor Industries, Inc.	21	1,719
Winnebago Industries, Inc.	12	395

		2,114

Banks — 7.5%
Ameris Bancorp	13	580
Associated Banc-Corp.	125	3,255
BancorpSouth Bank	42	1,371
Bank of Hawaii Corp.	25	2,007
Bank OZK	21	810
Banner Corp.	40	2,464
Boston Private Financial Holdings, Inc.	30	408
Brookline Bancorp, Inc.	28	473
Cathay General Bancorp	31	1,282
Columbia Banking System, Inc.	24	948
Commerce Bancshares, Inc.	2	126
Community Bank System, Inc.	13	792
Cullen/Frost Bankers, Inc.	25	2,580
East West Bancorp, Inc.	116	7,012
First BanCorp (Puerto Rico) *	398	3,623
First Financial Bancorp	19	562
First Horizon National Corp.	104	1,791
First Midwest Bancorp, Inc.	144	3,829
Fulton Financial Corp.	80	1,336
Hancock Whitney Corp.	84	4,004
Hanmi Financial Corp.	55	1,359
Home BancShares, Inc.	33	714
Independent Bank Corp.	11	940
International Bancshares Corp.	21	958
LegacyTexas Financial Group, Inc.	15	618
MB Financial, Inc.	21	975
NBT Bancorp, Inc.	13	511
OFG Bancorp (Puerto Rico)	19	312
Opus Bank	8	214
PacWest Bancorp	91	4,313
Pinnacle Financial Partners, Inc.	29	1,747
Signature Bank	17	1,975
Synovus Financial Corp.	120	5,482
TCF Financial Corp.	226	5,379
Texas Capital Bancshares, Inc. *	51	4,174
Trustmark Corp.	25	841
UMB Financial Corp.	14	1,021
Umpqua Holdings Corp.	117	2,424
United Community Banks, Inc.	108	3,025
Webster Financial Corp.	37	2,187
Wintrust Financial Corp.	53	4,529

		82,951

Biotechnology — 1.4%
Acorda Therapeutics, Inc. *	54	1,067
AMAG Pharmaceuticals, Inc. *	97	1,930
Eagle Pharmaceuticals, Inc. *	17	1,172
Emergent BioSolutions, Inc. *	7	448
Momenta Pharmaceuticals, Inc. *	121	3,169
Myriad Genetics, Inc. *	27	1,223
United Therapeutics Corp. *	49	6,250

		15,259

Building Products — 0.8%
Apogee Enterprises, Inc.	11	459
Gibraltar Industries, Inc. *	12	561
Insteel Industries, Inc.	8	291
Lennox International, Inc.	20	4,402
PGT Innovations, Inc. *	18	380
Universal Forest Products, Inc.	78	2,772

		8,865

Capital Markets — 2.0%
Blucora, Inc. *	16	644
Donnelley Financial Solutions, Inc. *	10	184
Eaton Vance Corp.	49	2,570
Evercore, Inc., Class A	42	4,203
FactSet Research Systems, Inc.	16	3,512
Interactive Brokers Group, Inc., Class A	29	1,621
INTL. FCStone, Inc. *	6	309
Investment Technology Group, Inc.	16	347
Janus Henderson Group plc (United Kingdom)	39	1,059
Legg Mason, Inc.	35	1,077
Piper Jaffray Cos.	6	459
SEI Investments Co.	54	3,284
Stifel Financial Corp.	60	3,072

		22,341

Chemicals — 2.4%
AdvanSix, Inc. *	10	350
American Vanguard Corp.	12	207
Ashland Global Holdings, Inc.	13	1,088
Cabot Corp.	49	3,082
Chemours Co. (The)	120	4,729

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
FutureFuel Corp.	42	775
Hawkins, Inc.	4	166
Ingevity Corp. *	24	2,394
Innophos Holdings, Inc.	46	2,038
Innospec, Inc.	9	706
Koppers Holdings, Inc. *	44	1,374
Kraton Corp. *	25	1,160
Minerals Technologies, Inc.	15	1,003
PolyOne Corp.	33	1,443
Rayonier Advanced Materials, Inc.	49	897
RPM International, Inc.	24	1,565
Scotts Miracle-Gro Co. (The)	17	1,315
Stepan Co.	27	2,338

		26,630

Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	22	699
Brink’s Co. (The)	20	1,388
Essendant, Inc.	103	1,321
Herman Miller, Inc.	40	1,519
HNI Corp.	16	711
Interface, Inc.	25	593
LSC Communications, Inc.	82	909
MSA Safety, Inc.	12	1,267
Pitney Bowes, Inc.	71	500
RR Donnelley & Sons Co.	75	406
Tetra Tech, Inc.	67	4,575
UniFirst Corp.	7	1,146
Viad Corp.	20	1,200

		16,234

Communications Equipment — 1.1%
ARRIS International plc *	154	3,997
Ciena Corp. *	63	1,952
Comtech Telecommunications Corp.	9	337
Digi International, Inc. *	54	724
InterDigital, Inc.	13	1,016
Lumentum Holdings, Inc. *	27	1,601
NETGEAR, Inc. *	20	1,257
Plantronics, Inc.	17	995

		11,879

Construction & Engineering — 1.9%
AECOM *	118	3,856
Aegion Corp. *	87	2,196
Comfort Systems USA, Inc.	39	2,201
EMCOR Group, Inc.	58	4,324
Granite Construction, Inc.	16	731
KBR, Inc.	183	3,863
MYR Group, Inc. *	71	2,327
Orion Group Holdings, Inc. *	63	475
Valmont Industries, Inc.	9	1,205

		21,178

Construction Materials — 0.0% (a)
US Concrete, Inc. *	5	234

Consumer Finance — 1.0%
Enova International, Inc. *	14	400
FirstCash, Inc.	44	3,584
Green Dot Corp., Class A *	55	4,867
SLM Corp. *	172	1,919

		10,770

Containers & Packaging — 0.7%
AptarGroup, Inc.	7	743
Bemis Co., Inc.	10	472
Greif, Inc., Class A	21	1,132
Owens-Illinois, Inc. *	165	3,093
Silgan Holdings, Inc.	30	834
Sonoco Products Co.	24	1,315

		7,589

Distributors — 0.4%
Core-Mark Holding Co., Inc.	38	1,290
Pool Corp.	16	2,737

		4,027

Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc. *	23	1,099
American Public Education, Inc. *	8	248
Graham Holdings Co., Class B	2	1,043
Sotheby’s *	6	280
Strategic Education, Inc.	9	1,283

		3,953

Diversified Telecommunication Services — 0.5%
ATN International, Inc.	4	310
Frontier Communications Corp.	29	190
Vonage Holdings Corp. *	364	5,151

		5,651

Electric Utilities — 1.5%
ALLETE, Inc.	29	2,205
El Paso Electric Co.	32	1,841
Hawaiian Electric Industries, Inc.	75	2,666
IDACORP, Inc.	34	3,341
OGE Energy Corp.	147	5,332
PNM Resources, Inc.	33	1,306

		16,691

Electrical Equipment — 1.1%
Encore Wire Corp.	9	461
EnerSys	55	4,820
Hubbell, Inc.	20	2,696
Regal Beloit Corp.	52	4,316

		12,293

Electronic Equipment, Instruments & Components — 5.3%
Anixter International, Inc. *	12	822
Arrow Electronics, Inc. *	82	6,078
Avnet, Inc.	113	5,047
Bel Fuse, Inc., Class B	29	769
Belden, Inc.	15	1,101
Benchmark Electronics, Inc.	112	2,619
Cognex Corp.	9	491
Coherent, Inc. *	9	1,566
Electro Scientific Industries, Inc. *	16	281
Fabrinet (Thailand) *	16	754
Insight Enterprises, Inc. *	27	1,477
Jabil, Inc.	149	4,046
KEMET Corp. *	78	1,438
Keysight Technologies, Inc. *	107	7,105
Littelfuse, Inc.	8	1,664
Methode Electronics, Inc.	65	2,347
National Instruments Corp.	45	2,170
Plexus Corp. *	14	796
Sanmina Corp. *	59	1,637
ScanSource, Inc. *	36	1,440

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SYNNEX Corp.	9	771
Tech Data Corp. *	51	3,621
Trimble, Inc. *	79	3,448
TTM Technologies, Inc. *	83	1,313
Vishay Intertechnology, Inc.	53	1,084
Zebra Technologies Corp., Class A *	23	4,138

		58,023

Energy Equipment & Services — 1.6%
Apergy Corp. *	32	1,407
Archrock, Inc.	54	662
C&J Energy Services, Inc. *	26	547
Ensco plc, Class A	69	586
Era Group, Inc. *	35	429
Exterran Corp. *	92	2,452
Helix Energy Solutions Group, Inc. *	34	337
KLX Energy Services Holdings, Inc. *	8	261
Matrix Service Co. *	25	604
McDermott International, Inc. *	127	2,348
Newpark Resources, Inc. *	36	375
Noble Corp. plc *	92	646
Oceaneering International, Inc. *	43	1,176
Oil States International, Inc. *	26	849
Pioneer Energy Services Corp. *	29	86
Rowan Cos. plc, Class A *	47	887
Superior Energy Services, Inc. *	64	627
TETRA Technologies, Inc. *	54	242
Transocean Ltd. *	181	2,530
Unit Corp. *	22	576
US Silica Holdings, Inc.	30	561

		18,188

Entertainment — 0.3%
Cinemark Holdings, Inc.	8	317
Live Nation Entertainment, Inc. *	33	1,785
World Wrestling Entertainment, Inc., Class A	16	1,567

		3,669

Equity Real Estate Investment Trusts (REITs) — 7.6%
Agree Realty Corp.	35	1,843
Alexander & Baldwin, Inc.	26	585
American Assets Trust, Inc.	93	3,483
American Campus Communities, Inc.	82	3,369
Armada Hoffler Properties, Inc.	200	3,020
Camden Property Trust	44	4,085
Chatham Lodging Trust	17	347
Chesapeake Lodging Trust	24	754
CoreCivic, Inc.	72	1,757
CoreSite Realty Corp.	19	2,078
Corporate Office Properties Trust	106	3,169
Cousins Properties, Inc.	107	950
CyrusOne, Inc.	31	1,978
DiamondRock Hospitality Co.	232	2,710
Douglas Emmett, Inc.	70	2,652
EPR Properties	9	583
First Industrial Realty Trust, Inc.	45	1,404
GEO Group, Inc. (The)	124	3,114
Getty Realty Corp.	101	2,895
Hersha Hospitality Trust	15	345
Highwoods Properties, Inc.	105	4,953
Hospitality Properties Trust	158	4,549
JBG SMITH Properties	38	1,407
Kilroy Realty Corp.	36	2,578
Kite Realty Group Trust	79	1,321
LaSalle Hotel Properties	61	2,120
Liberty Property Trust	60	2,518
Life Storage, Inc.	20	1,903
Medical Properties Trust, Inc.	73	1,082
National Storage Affiliates Trust	42	1,074
PotlatchDeltic Corp.	46	1,900
PS Business Parks, Inc.	29	3,655
Ramco-Gershenson Properties Trust	34	462
Rayonier, Inc.	125	4,233
Sabra Health Care REIT, Inc.	63	1,453
Saul Centers, Inc.	5	257
Senior Housing Properties Trust	170	2,985
Summit Hotel Properties, Inc.	42	571
Taubman Centers, Inc.	26	1,561
Uniti Group, Inc.	70	1,416
Urstadt Biddle Properties, Inc., Class A	13	272
Weingarten Realty Investors	18	523

		83,914

Food & Staples Retailing — 0.2%
Casey’s General Stores, Inc.	3	408
SpartanNash Co.	65	1,313
Sprouts Farmers Market, Inc. *	8	222
United Natural Foods, Inc. *	21	620

		2,563

Food Products — 2.0%
Darling Ingredients, Inc. *	62	1,202
Dean Foods Co.	135	959
Flowers Foods, Inc.	100	1,874
Hain Celestial Group, Inc. (The) *	27	732
Ingredion, Inc.	55	5,811
John B Sanfilippo & Son, Inc.	3	235
Lamb Weston Holdings, Inc.	53	3,530
Post Holdings, Inc. *	45	4,363
Sanderson Farms, Inc.	8	798
Seneca Foods Corp., Class A *	12	399
TreeHouse Foods, Inc. *	56	2,675

		22,578

Gas Utilities — 1.8%
Atmos Energy Corp.	61	5,697
National Fuel Gas Co.	41	2,323
New Jersey Resources Corp.	36	1,679
Southwest Gas Holdings, Inc.	19	1,538
Spire, Inc.	2	154
UGI Corp.	143	7,959

		19,350

Health Care Equipment & Supplies — 3.7%
AngioDynamics, Inc. *	42	902
Cantel Medical Corp.	14	1,307
CONMED Corp.	10	784
Globus Medical, Inc., Class A *	30	1,726
Haemonetics Corp. *	24	2,716
Hill-Rom Holdings, Inc.	63	5,947
ICU Medical, Inc. *	6	1,781
Inogen, Inc. *	2	561
Integer Holdings Corp. *	50	4,172
Lantheus Holdings, Inc. *	95	1,414

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
LivaNova plc *	17	2,157
Masimo Corp. *	31	3,823
Natus Medical, Inc. *	13	478
NuVasive, Inc. *	19	1,363
OraSure Technologies, Inc. *	22	340
Orthofix Medical, Inc. *	19	1,122
STERIS plc	34	3,924
Surmodics, Inc. *	7	485
Teleflex, Inc.	18	4,710
Varex Imaging Corp. *	15	433
West Pharmaceutical Services, Inc.	3	383

		40,528

Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc. *	18	641
AMN Healthcare Services, Inc. *	19	1,054
Chemed Corp.	7	2,109
Community Health Systems, Inc. *	50	172
Cross Country Healthcare, Inc. *	101	878
Diplomat Pharmacy, Inc. *	22	421
Encompass Health Corp.	90	7,023
LifePoint Health, Inc. *	16	1,056
Magellan Health, Inc. *	26	1,892
MEDNAX, Inc. *	82	3,839
Molina Healthcare, Inc. *	31	4,579
Owens & Minor, Inc.	90	1,479
Patterson Cos., Inc.	81	1,968
Select Medical Holdings Corp. *	162	2,972
Tenet Healthcare Corp. *	110	3,125
WellCare Health Plans, Inc. *	4	1,122

		34,330

Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc. *	77	1,094
HealthStream, Inc.	12	369

		1,463

Hotels, Restaurants & Leisure — 1.8%
BJ’s Restaurants, Inc.	7	491
Boyd Gaming Corp.	35	1,175
Brinker International, Inc.	61	2,830
Cheesecake Factory, Inc. (The)	19	1,039
Cracker Barrel Old Country Store, Inc.	10	1,475
Dine Brands Global, Inc.	7	561
Domino’s Pizza, Inc.	17	5,070
Jack in the Box, Inc.	10	805
Penn National Gaming, Inc. *	34	1,113
Red Robin Gourmet Burgers, Inc. *	5	213
Ruth’s Hospitality Group, Inc.	11	350
Sonic Corp.	15	641
Texas Roadhouse, Inc.	27	1,840
Wyndham Destinations, Inc.	10	434
Wyndham Hotels & Resorts, Inc.	41	2,278

		20,315

Household Durables — 2.0%
Cavco Industries, Inc. *	4	911
Helen of Troy Ltd. *	25	3,283
KB Home	140	3,357
La-Z-Boy, Inc.	18	571
MDC Holdings, Inc.	19	564
NVR, Inc. *	2	3,926
Toll Brothers, Inc.	123	4,053
TopBuild Corp. *	33	1,847
TRI Pointe Group, Inc. *	77	960
Tupperware Brands Corp.	60	2,019
William Lyon Homes, Class A *	11	178

		21,669

Household Products — 0.2%
Central Garden & Pet Co., Class A *	18	600
Energizer Holdings, Inc.	24	1,415

		2,015

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	26	3,109
Raven Industries, Inc.	13	586

		3,695

Insurance — 4.4%
Alleghany Corp.	7	4,739
American Equity Investment Life Holding Co.	35	1,248
American Financial Group, Inc.	55	6,111
Aspen Insurance Holdings Ltd. (Bermuda)	24	988
Brown & Brown, Inc.	68	2,018
CNO Financial Group, Inc.	68	1,445
First American Financial Corp.	80	4,107
Hanover Insurance Group, Inc. (The)	52	6,369
HCI Group, Inc.	3	114
Kemper Corp.	19	1,537
Maiden Holdings Ltd.	27	76
Navigators Group, Inc. (The)	5	372
Old Republic International Corp.	198	4,420
Primerica, Inc.	17	2,085
Reinsurance Group of America, Inc.	24	3,412
RenaissanceRe Holdings Ltd. (Bermuda)	17	2,231
Safety Insurance Group, Inc.	5	466
Selective Insurance Group, Inc.	21	1,332
Stewart Information Services Corp.	10	437
United Fire Group, Inc.	9	442
United Insurance Holdings Corp.	39	880
Universal Insurance Holdings, Inc.	15	723
WR Berkley Corp.	34	2,755

		48,307

Interactive Media & Services — 0.1%
Cars.com, Inc. *	14	392
QuinStreet, Inc. *	53	717
XO Group, Inc. *	11	362

		1,471

Internet & Direct Marketing Retail — 0.4%
Nutrisystem, Inc.	9	337
Shutterfly, Inc. *	34	2,234
Stamps.com, Inc. *	6	1,312

		3,883

IT Services — 4.1%
CACI International, Inc., Class A *	26	4,845
Cardtronics plc, Class A *	18	562
CoreLogic, Inc. *	33	1,650
CSG Systems International, Inc.	27	1,076
EVERTEC, Inc. (Puerto Rico)	122	2,947
ExlService Holdings, Inc. *	14	918
Jack Henry & Associates, Inc.	24	3,874

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Leidos Holdings, Inc.	59	4,108
ManTech International Corp., Class A	9	582
MAXIMUS, Inc.	26	1,678
NIC, Inc.	22	320
Perficient, Inc. *	62	1,658
Perspecta, Inc.	111	2,850
Sabre Corp.	104	2,720
Science Applications International Corp.	48	3,853
Sykes Enterprises, Inc. *	80	2,435
Teradata Corp. *	64	2,413
Travelport Worldwide Ltd.	179	3,015
Virtusa Corp. *	11	575
WEX, Inc. *	17	3,333

		45,412

Leisure Products — 0.5%
Brunswick Corp.	36	2,386
Callaway Golf Co.	41	991
Nautilus, Inc. *	15	214
Polaris Industries, Inc.	23	2,289

		5,880

Life Sciences Tools & Services — 0.6%
Bio-Rad Laboratories, Inc., Class A *	8	2,629
Charles River Laboratories International, Inc. *	22	2,893
Syneos Health, Inc.*	22	1,124

		6,646

Machinery — 3.9%
AGCO Corp.	59	3,576
Barnes Group, Inc.	20	1,393
Briggs & Stratton Corp.	80	1,534
Crane Co.	60	5,922
Federal Signal Corp.	23	619
Greenbrier Cos., Inc. (The)	56	3,366
Harsco Corp. *	33	953
Hillenbrand, Inc.	27	1,412
IDEX Corp.	24	3,646
ITT, Inc.	79	4,865
Kennametal, Inc.	29	1,281
Lincoln Electric Holdings, Inc.	26	2,411
Oshkosh Corp.	29	2,066
SPX Corp. *	14	483
SPX FLOW, Inc. *	17	894
Standex International Corp.	5	531
Terex Corp.	71	2,844
Timken Co. (The)	30	1,508
Toro Co. (The)	31	1,877
Wabash National Corp.	22	396
Wabtec Corp.	8	832
Watts Water Technologies, Inc., Class A	11	905

		43,314

Marine — 0.2%
Kirby Corp. *	23	1,867
Matson, Inc.	18	718

		2,585

Media — 0.9%
AMC Networks, Inc., Class A *	33	2,176
Gannett Co., Inc.	133	1,335
John Wiley & Sons, Inc., Class A	35	2,097
Meredith Corp.	32	1,626
New Media Investment Group, Inc.	32	494
TEGNA, Inc.	157	1,878

		9,606

Metals & Mining — 2.1%
AK Steel Holding Corp. *	128	628
Allegheny Technologies, Inc. *	51	1,516
Carpenter Technology Corp.	7	430
Century Aluminum Co. *	19	226
Commercial Metals Co.	43	884
Kaiser Aluminum Corp.	7	770
Materion Corp.	8	472
Reliance Steel & Aluminum Co.	61	5,227
Royal Gold, Inc.	8	647
Steel Dynamics, Inc.	158	7,120
SunCoke Energy, Inc. *	26	306
United States Steel Corp.	105	3,185
Worthington Industries, Inc.	46	1,987

		23,398

Multiline Retail — 0.1%
Big Lots, Inc.	22	925
Dillard’s, Inc., Class A	8	603

		1,528

Multi-Utilities — 0.8%
Avista Corp.	9	436
MDU Resources Group, Inc.	77	1,988
NorthWestern Corp.	17	1,005
Vectren Corp.	72	5,182

		8,611

Oil, Gas & Consumable Fuels — 3.1%
Carrizo Oil & Gas, Inc. *	34	852
Chesapeake Energy Corp. *	297	1,332
CNX Resources Corp. *	81	1,160
CONSOL Energy, Inc. *	10	410
Denbury Resources, Inc. *	399	2,476
Energen Corp. *	41	3,490
Gulfport Energy Corp. *	60	619
HighPoint Resources Corp. *	50	245
Matador Resources Co. *	21	694
Murphy Oil Corp.	75	2,514
Oasis Petroleum, Inc. *	110	1,564
Par Pacific Holdings, Inc. *	88	1,789
PBF Energy, Inc., Class A	111	5,555
PDC Energy, Inc. *	28	1,351
Renewable Energy Group, Inc. *	76	2,189
REX American Resources Corp. *	3	204
SM Energy Co.	42	1,330
Southwestern Energy Co. *	199	1,017
SRC Energy, Inc. *	102	907
World Fuel Services Corp.	28	769

WPX Energy, Inc. *	206	4,149

		34,616

Paper & Forest Products — 1.1%
Boise Cascade Co.	49	1,796
Domtar Corp.	78	4,062
KapStone Paper and Packaging Corp.	17	591
Louisiana-Pacific Corp.	98	2,596
Schweitzer-Mauduit International, Inc.	69	2,641

		11,686

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Personal Products — 0.4%
Avon Products, Inc. (United Kingdom) *	183	403
Edgewell Personal Care Co. *	23	1,059
Medifast, Inc.	5	1,161
Nu Skin Enterprises, Inc., Class A	20	1,673

		4,296

Pharmaceuticals — 0.8%
Akorn, Inc. *	150	1,947
Assertio Therapeutics, Inc. *	175	1,028
Catalent, Inc. *	54	2,478
Medicines Co. (The) *	103	3,090

		8,543

Professional Services — 1.6%
ASGN, Inc. *	20	1,547
Dun & Bradstreet Corp. (The)	15	2,080
FTI Consulting, Inc. *	18	1,286
Heidrick & Struggles International, Inc.	50	1,689
Insperity, Inc.	16	1,899
Kelly Services, Inc., Class A	26	632
Korn/Ferry International	58	2,866
ManpowerGroup, Inc.	27	2,294
Navigant Consulting, Inc.	19	431
Resources Connection, Inc.	46	771
TrueBlue, Inc. *	88	2,286

		17,781

Real Estate Management & Development — 0.5%
HFF, Inc., Class A	14	598
Jones Lang LaSalle, Inc.	35	5,085

		5,683

Road & Rail — 1.4%
ArcBest Corp.	60	2,933
Avis Budget Group, Inc. *	77	2,475
Knight-Swift Transportation Holdings, Inc.	43	1,465
Landstar System, Inc.	32	3,863
Old Dominion Freight Line, Inc.	27	4,386
Saia, Inc. *	9	673

		15,795

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Energy Industries, Inc. *	17	873
Cabot Microelectronics Corp.	9	923
Cirrus Logic, Inc. *	24	932
Cohu, Inc.	65	1,642
Cree, Inc. *	7	265
Cypress Semiconductor Corp.	148	2,144
First Solar, Inc. *	48	2,344
Integrated Device Technology, Inc. *	54	2,515
Kulicke & Soffa Industries, Inc. (Singapore)	85	2,022
MKS Instruments, Inc.	32	2,563
Nanometrics, Inc. *	44	1,637
Photronics, Inc. *	24	232
Rudolph Technologies, Inc. *	75	1,836
Semtech Corp. *	12	639
SolarEdge Technologies, Inc. *	17	651
Synaptics, Inc. *	14	625
Teradyne, Inc.	83	3,062
Ultra Clean Holdings, Inc. *	32	402
Veeco Instruments, Inc. *	3	27

		25,334

Software — 3.6%
8x8, Inc. *	42	890
ACI Worldwide, Inc. *	47	1,331
Bottomline Technologies de, Inc. *	14	1,011
CDK Global, Inc.	48	3,003
CommVault Systems, Inc. *	20	1,407
Fair Isaac Corp. *	14	3,121
Fortinet, Inc. *	81	7,455
j2 Global, Inc.	19	1,599
LogMeIn, Inc.	18	1,622
MicroStrategy, Inc., Class A *	15	2,145
Monotype Imaging Holdings, Inc.	38	776
NextGen Healthcare Information Systems LLC *	20	406
Progress Software Corp.	19	677
PTC, Inc. *	54	5,746
Qualys, Inc. *	13	1,140
SPS Commerce, Inc. *	8	754
Synchronoss Technologies, Inc. *	1	5
TiVo Corp.	77	954
Tyler Technologies, Inc. *	11	2,573
Ultimate Software Group, Inc. (The) *	8	2,706

		39,321

Specialty Retail — 3.3%
Aaron’s, Inc.	72	3,934
Abercrombie & Fitch Co., Class A	26	551
American Eagle Outfitters, Inc.	113	2,793
Asbury Automotive Group, Inc. *	41	2,826
AutoNation, Inc. *	26	1,064
Caleres, Inc.	46	1,653
Cato Corp. (The), Class A	29	600
Chico’s FAS, Inc.	83	718
Children’s Place, Inc. (The)	7	912
Dick’s Sporting Goods, Inc.	33	1,186
DSW, Inc., Class A	33	1,132
Express, Inc. *	28	314
Five Below, Inc. *	23	2,978
GameStop Corp., Class A	40	617
Genesco, Inc. *	5	231
Group 1 Automotive, Inc.	9	555
Haverty Furniture Cos., Inc.	7	145
Michaels Cos., Inc. (The) *	41	670
Murphy USA, Inc. *	9	795
Office Depot, Inc.	416	1,337
RH *	8	1,048
Sally Beauty Holdings, Inc. *	52	962
Signet Jewelers Ltd.	25	1,668
Sleep Number Corp. *	20	717
Tailored Brands, Inc.	19	466
Urban Outfitters, Inc. *	96	3,918
Williams-Sonoma, Inc.	30	1,998
Zumiez, Inc. *	34	888

		36,676

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Technology Hardware, Storage & Peripherals — 0.3%
NCR Corp. *	109	3,088

Textiles, Apparel & Luxury Goods — 1.2%
Carter’s, Inc.	19	1,913
Crocs, Inc. *	30	641
Deckers Outdoor Corp. *	25	2,905
Fossil Group, Inc. *	22	505
G-III Apparel Group Ltd. *	17	829
Movado Group, Inc.	7	272
Oxford Industries, Inc.	5	478
Perry Ellis International, Inc. *	39	1,061
Skechers U.S.A., Inc., Class A *	54	1,507
Steven Madden Ltd.	22	1,155
Wolverine World Wide, Inc.	40	1,546

		12,812

Thrifts & Mortgage Finance — 0.3%
Axos Financial, Inc. *	17	571
Dime Community Bancshares, Inc.	29	518
Provident Financial Services, Inc.	25	608
TrustCo Bank Corp.	168	1,426
Walker & Dunlop, Inc.	11	597

		3,720

Tobacco — 0.0% (a)
Universal Corp.	9	559

Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	16	1,229
DXP Enterprises, Inc. *	5	204
Kaman Corp.	50	3,306
MSC Industrial Direct Co., Inc., Class A	18	1,613
NOW, Inc. *	130	2,156
Veritiv Corp. *	27	990
Watsco, Inc.	13	2,369

		11,867

Water Utilities — 0.1%
American States Water Co.	15	895

Wireless Telecommunication Services — 0.4%
Spok Holdings, Inc.	35	533
Telephone & Data Systems, Inc.	115	3,508

		4,041

TOTAL COMMON STOCKS (Cost $764,815)		1,077,200

	No. of Rights (000)
RIGHTS — 0.0% (a)
Food Products — 0.0% (a)
Schuman, Inc., CVR * ‡ (Cost $—)	28	—	(b)

	Shares (000)
SHORT-TERM INVESTMENTS — 2.4%
INVESTMENT COMPANIES — 2.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (c) (d) (Cost $26,079)	26,079	26,079

Total Investments — 99.9% (Cost $790,894)		1,103,279
Other Assets Less Liabilities — 0.1%		1,277

Net Assets — 100.0%		1,104,556

Percentages indicated are based on net assets.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	78	12/2018	USD	6,635	(106)
S&P Midcap 400 E-Mini Index	83	12/2018	USD	16,810	(235)

					(341)

Abbreviations

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
USD	United States Dollar
(a)	Amount rounds to less than 0.1% of net assets.
(b)	Amount rounds to less than one thousand.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$1,103,279	$—	$—	(b)	$1,103,279

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(341)	$—	$—		$(341)

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of a Right. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Amount rounds to less than one thousand.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.0%
Aerospace & Defense — 1.6%
Curtiss-Wright Corp.	127	17,398
HEICO Corp., Class A	691	52,203

		69,601

Air Freight & Logistics — 1.0%
XPO Logistics, Inc. *	359	40,987

Auto Components — 1.2%
Aptiv plc	585	49,081

Automobiles — 0.5%
Thor Industries, Inc.	245	20,506

Banks — 2.2%
Comerica, Inc.	325	29,315
East West Bancorp, Inc.	728	43,946
First Republic Bank	214	20,544

		93,805

Biotechnology — 4.2%
Alnylam Pharmaceuticals, Inc. *	133	11,640
BioMarin Pharmaceutical, Inc. *	238	23,108
Exact Sciences Corp. *	509	40,131
Exelixis, Inc. *	1,192	21,119
Intercept Pharmaceuticals, Inc. *	153	19,342
Sage Therapeutics, Inc. *	154	21,710
Spark Therapeutics, Inc. *	254	13,845
Vertex Pharmaceuticals, Inc. *	150	28,871

		179,766

Building Products — 2.2%
Fortune Brands Home & Security, Inc.	464	24,290
Lennox International, Inc.	323	70,441

		94,731

Capital Markets — 4.4%
Ameriprise Financial, Inc.	178	26,298
Nasdaq, Inc.	581	49,867
S&P Global, Inc.	410	80,135
TD Ameritrade Holding Corp.	592	31,267

		187,567

Commercial Services & Supplies — 3.9%
Copart, Inc. *	1,042	53,705
Waste Connections, Inc.	1,409	112,371

		166,076

Communications Equipment — 3.0%
Arista Networks, Inc. *	185	49,136
Palo Alto Networks, Inc. *	357	80,354

		129,490

Construction Materials — 1.6%
Eagle Materials, Inc.	270	23,051
Vulcan Materials Co.	388	43,142

		66,193

Containers & Packaging — 1.1%
Avery Dennison Corp.	451	48,844

Distributors — 0.9%
LKQ Corp. *	1,198	37,931

Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc. *	348	40,961

Electronic Equipment, Instruments & Components — 2.9%
Amphenol Corp., Class A	721	67,745
Corning, Inc.	1,596	56,346

		124,091

Entertainment — 2.6%
Electronic Arts, Inc. *	275	33,159
Spotify Technology SA *	183	33,110
Take-Two Interactive Software, Inc. *	321	44,309

		110,578

Health Care Equipment & Supplies — 3.5%
DexCom, Inc. *	432	61,765
Edwards Lifesciences Corp. *	250	43,542
ResMed, Inc.	397	45,813

		151,120

Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc. *	796	28,002
AmerisourceBergen Corp.	249	22,926
Centene Corp. *	451	65,267
WellCare Health Plans, Inc. *	149	47,753

		163,948

Health Care Technology — 2.3%
Teladoc Health, Inc. *	542	46,793
Veeva Systems, Inc., Class A *	468	50,990

		97,783

Hotels, Restaurants & Leisure — 2.9%
Hilton Worldwide Holdings, Inc.	692	55,863
Red Rock Resorts, Inc., Class A	1,232	32,838
Vail Resorts, Inc.	130	35,675

		124,376

Insurance — 0.9%
Progressive Corp. (The)	569	40,386

Interactive Media & Services — 0.5%
Twitter, Inc. *	747	21,271

Internet & Direct Marketing Retail — 1.8%
GrubHub, Inc. *	309	42,875
Wayfair, Inc., Class A *	242	35,710

		78,585

IT Services — 9.5%
Booz Allen Hamilton Holding Corp.	640	31,748
Fiserv, Inc. *	738	60,764
Gartner, Inc. *	349	55,361
Global Payments, Inc.	629	80,071
GoDaddy, Inc., Class A *	824	68,713
Square, Inc., Class A *	620	61,376
Worldpay, Inc. *	457	46,285

		404,318

Life Sciences Tools & Services — 0.8%
Illumina, Inc. *	97	35,743

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Machinery — 5.7%
Fortive Corp.	748	62,948
Nordson Corp.	285	39,614
Oshkosh Corp.	472	33,647
Parker-Hannifin Corp.	173	31,838
Stanley Black & Decker, Inc.	331	48,428
WABCO Holdings, Inc. *	241	28,388

		244,863

Marine — 0.5%
Kirby Corp. *	252	20,719

Oil, Gas & Consumable Fuels — 1.6%
Concho Resources, Inc. *	449	68,650

Pharmaceuticals — 2.5%
Catalent, Inc. *	700	31,889
Elanco Animal Health, Inc. *	367	12,808
Jazz Pharmaceuticals plc *	375	63,128

		107,825

Professional Services — 1.1%
Verisk Analytics, Inc. *	406	48,943

Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A *	999	44,057

Road & Rail — 0.9%
Old Dominion Freight Line, Inc.	247	39,896

Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc. *	728	22,485
Lam Research Corp.	328	49,786
Marvell Technology Group Ltd.	1,977	38,165
Microchip Technology, Inc.	421	33,197
Teradyne, Inc.	707	26,141

		169,774

Software — 10.2%
Autodesk, Inc. *	415	64,848
DocuSign, Inc. *	349	18,326
Guidewire Software, Inc. *	293	29,568
Paycom Software, Inc. *	259	40,236
Proofpoint, Inc. *	330	35,057
Red Hat, Inc. *	414	56,447
ServiceNow, Inc. *	490	95,912
Splunk, Inc. *	447	54,100
Tyler Technologies, Inc. *	176	43,130

		437,624

Specialty Retail — 6.6%
O’Reilly Automotive, Inc. *	267	92,861
Ross Stores, Inc.	1,052	104,232
Tractor Supply Co.	549	49,921
Ulta Beauty, Inc. *	118	33,308

		280,322

Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica, Inc. *	338	54,857

Trading Companies & Distributors — 1.3%
WW Grainger, Inc.	153	54,827

TOTAL COMMON STOCKS (Cost $2,901,198)		4,150,095

SHORT-TERM INVESTMENTS — 3.5%
INVESTMENT COMPANIES — 3.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (a)(b) (Cost $149,715)	149,715	149,715

Total Investments — 100.5% (Cost $3,050,913)		4,299,810
Liabilities in Excess of Other Assets — (0.5%)		(20,049)

Net Assets — 100.0%		4,279,761

Percentages indicated are based on net assets.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,299,810	$—	$—	$4,299,810

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels for the period ended September 30, 2018.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.1%
Aerospace & Defense — 1.7%
HEICO Corp.	237	21,942
Hexcel Corp.	316	21,188

		43,130

Automobiles — 0.5%
Winnebago Industries, Inc.	411	13,624

Banks — 1.8%
Bank OZK	278	10,555
Signature Bank	65	7,458
Texas Capital Bancshares, Inc. *	364	30,121

		48,134

Beverages — 0.5%
Primo Water Corp. *	733	13,227

Biotechnology — 10.7%
ACADIA Pharmaceuticals, Inc. *	279	5,794
Adverum Biotechnologies, Inc. *	1,679	10,160
Atara Biotherapeutics, Inc. *	464	19,195
Avrobio, Inc. *	327	16,949
Bellicum Pharmaceuticals, Inc. *	1,148	7,069
Biohaven Pharmaceutical Holding Co. Ltd. *	492	18,475
Clementia Pharmaceuticals, Inc. (Canada) *	632	7,050
Clovis Oncology, Inc. *	171	5,031
Coherus Biosciences, Inc. *	569	9,394
Exact Sciences Corp. *	252	19,907
FibroGen, Inc. *	387	23,530
G1 Therapeutics, Inc. *	320	16,744
Global Blood Therapeutics, Inc. *	118	4,483
Halozyme Therapeutics, Inc. *	1,230	22,340
Homology Medicines, Inc. *	843	19,262
Insmed, Inc. *	177	3,579
Intercept Pharmaceuticals, Inc. *	70	8,891
Portola Pharmaceuticals, Inc. *	241	6,426
REGENXBIO, Inc. *	328	24,747
Rubius Therapeutics, Inc. *	189	4,537
Sage Therapeutics, Inc. *	84	11,889
Spark Therapeutics, Inc. *	278	15,148

		280,600

Building Products — 3.9%
Advanced Drainage Systems, Inc.	1,051	32,468
Lennox International, Inc.	134	29,224
Trex Co., Inc. *	535	41,178

		102,870

Capital Markets — 2.1%
Evercore, Inc., Class A	376	37,819
PennantPark Investment Corp.	1,650	12,312
WisdomTree Investments, Inc.	589	4,998

		55,129

Chemicals — 1.3%
Ferro Corp. *	1,453	33,748

Commercial Services & Supplies — 1.7%
Advanced Disposal Services, Inc. *	1,630	44,152

Communications Equipment — 1.7%
Ciena Corp. *	748	23,376
Quantenna Communications, Inc. *	1,202	22,170

		45,546

Construction Materials — 1.2%
Eagle Materials, Inc.	127	10,823
Summit Materials, Inc., Class A *	1,168	21,225

		32,048

Distributors — 1.1%
Pool Corp.	169	28,130

Diversified Consumer Services — 1.5%
Bright Horizons Family Solutions, Inc. *	328	38,708

Electronic Equipment, Instruments & Components — 0.9%
Littelfuse, Inc.	123	24,369

Energy Equipment & Services — 0.5%
Forum Energy Technologies, Inc. *	1,164	12,050

Entertainment — 1.5%
World Wrestling Entertainment, Inc., Class A	399	38,562

Equity Real Estate Investment Trusts (REITs) — 0.9%
CubeSmart	383	10,928
Highwoods Properties, Inc.	266	12,580

		23,508

Food & Staples Retailing — 1.6%
Performance Food Group Co. *	1,277	42,536

Food Products — 0.8%
Freshpet, Inc. *	588	21,572

Health Care Equipment & Supplies — 5.1%
GenMark Diagnostics, Inc. *	1,551	11,399
Insulet Corp. *	279	29,567
iRhythm Technologies, Inc. *	319	30,218
K2M Group Holdings, Inc. *	953	26,087
LivaNova plc *	31	3,782
Nevro Corp. *	337	19,236
TransEnterix, Inc. *	2,055	11,919

		132,208

Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc. *	489	17,231
Amedisys, Inc. *	306	38,299

		55,530

Health Care Technology — 3.4%
Evolent Health, Inc., Class A *	1,152	32,723
Teladoc Health, Inc. *	642	55,426

		88,149

Hotels, Restaurants & Leisure — 3.2%
Boyd Gaming Corp.	1,067	36,120
Red Rock Resorts, Inc., Class A	693	18,478
Texas Roadhouse, Inc.	438	30,375

		84,973

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Household Durables — 0.5%
TRI Pointe Group, Inc. *	1,087	13,477

Internet & Direct Marketing Retail — 0.9%
Farfetch Ltd., Class A (United Kingdom) *	271	7,384
Groupon, Inc. *	4,008	15,111

		22,495

IT Services — 1.9%
ManTech International Corp., Class A	201	12,711
Okta, Inc. *	522	36,705

		49,416

Machinery — 5.1%
Evoqua Water Technologies Corp. *	1,053	18,718
Graco, Inc.	528	24,453
ITT, Inc.	512	31,371
John Bean Technologies Corp.	316	37,736
Oshkosh Corp.	310	22,087

		134,365

Marine — 0.8%
Kirby Corp. *	263	21,621

Multiline Retail — 2.0%
Ollie’s Bargain Outlet Holdings, Inc. *	531	51,030

Oil, Gas & Consumable Fuels — 0.8%
Centennial Resource Development, Inc., Class A *	994	21,710

Pharmaceuticals — 3.6%
Horizon Pharma plc *	1,244	24,361
Nektar Therapeutics *	195	11,891
Optinose, Inc. *	760	9,452
Revance Therapeutics, Inc. *	565	14,039
TherapeuticsMD, Inc. *	3,320	21,781
Tricida, Inc. *	416	12,711

		94,235

Real Estate Management & Development — 0.7%
RE/MAX Holdings, Inc., Class A	411	18,245

Road & Rail — 1.2%
Saia, Inc. *	416	31,795

Semiconductors & Semiconductor Equipment — 5.0%
Entegris, Inc.	1,226	35,494
Inphi Corp. *	1,017	38,626
MKS Instruments, Inc.	347	27,842
Monolithic Power Systems, Inc.	229	28,758

		130,720

Software — 16.3%
2U, Inc. *	272	20,473
Cloudera, Inc. *	1,549	27,334
Envestnet, Inc. *	761	46,385
Glu Mobile, Inc. *	1,866	13,905
HubSpot, Inc. *	252	37,984
Instructure, Inc. *	618	21,882
New Relic, Inc. *	135	12,705
Nutanix, Inc., Class A *	309	13,218
Paycom Software, Inc. *	220	34,121
Pluralsight, Inc., Class A *	615	19,693
Proofpoint, Inc. *	259	27,517
RingCentral, Inc., Class A *	316	29,447
SailPoint Technologies Holding, Inc. *	1,063	36,154
Smartsheet, Inc., Class A *	438	13,707
Tyler Technologies, Inc. *	85	20,879
Zendesk, Inc. *	473	33,566
Zscaler, Inc. *	455	18,574

		427,544

Specialty Retail — 4.6%
Floor & Decor Holdings, Inc., Class A *	519	15,647
Hudson Ltd., Class A *	1,792	40,425
Lithia Motors, Inc., Class A	250	20,379
National Vision Holdings, Inc. *	958	43,258

		119,709

Textiles, Apparel & Luxury Goods — 1.6%
Wolverine World Wide, Inc.	1,054	41,155

Thrifts & Mortgage Finance — 0.6%
Axos Financial, Inc. *	456	15,688

Trading Companies & Distributors — 3.8%
Applied Industrial Technologies, Inc.	431	33,713
H&E Equipment Services, Inc.	581	21,937
Rush Enterprises, Inc., Class A	653	25,680
SiteOne Landscape Supply, Inc. *	228	17,146

		98,476

TOTAL COMMON STOCKS (Cost $1,901,263)		2,594,184

SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 1.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (a)(b) (Cost $37,508)	37,508	37,508

Total Investments — 100.5% (Cost $1,938,771)		2,631,692
Liabilities in Excess of Other Assets — (0.5%)		(13,096)

Net Assets — 100.0%		2,618,596

Percentages indicated are based on net assets.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,631,692	$—	$—	$2,631,692

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 95.7%
Aerospace & Defense — 0.9%
Curtiss-Wright Corp.	73	10,087
Moog, Inc., Class A	78	6,740

		16,827

Auto Components — 0.3%
Cooper-Standard Holdings, Inc. *	7	864
Stoneridge, Inc. *	141	4,190

		5,054

Banks — 15.1%
1st Source Corp.	99	5,194
American National Bankshares, Inc.	6	222
BancFirst Corp.	117	7,026
BancorpSouth Bank	247	8,087
Bank of Hawaii Corp.	149	11,781
Banner Corp.	139	8,629
Bryn Mawr Bank Corp.	28	1,323
Cadence BanCorp	16	413
Cathay General Bancorp	188	7,807
Central Pacific Financial Corp.	417	11,032
Central Valley Community Bancorp	22	475
Century Bancorp, Inc., Class A	8	556
Citizens & Northern Corp.	18	460
City Holding Co.	132	10,153
Community Bank System, Inc.	124	7,573
Community Trust Bancorp, Inc.	112	5,175
East West Bancorp, Inc.	11	685
Enterprise Financial Services Corp.	142	7,538
FCB Financial Holdings, Inc., Class A *	225	10,646
Financial Institutions, Inc.	64	1,994
First Bancorp	28	1,122
First BanCorp (Puerto Rico) *	1,106	10,066
First Citizens BancShares, Inc., Class A	8	3,483
First Commonwealth Financial Corp.	1,109	17,906
First Community Bancshares, Inc.	55	1,867
First Financial Bancorp	160	4,766
First Financial Bankshares, Inc.	69	4,084
First Financial Corp.	19	949
First Hawaiian, Inc.	88	2,393
First Interstate BancSystem, Inc., Class A	92	4,129
Flushing Financial Corp.	133	3,255
Glacier Bancorp, Inc.	194	8,342
Great Southern Bancorp, Inc.	34	1,865
Great Western Bancorp, Inc.	96	4,029
Hancock Whitney Corp.	24	1,128
Hope Bancorp, Inc.	417	6,743
Independent Bank Corp.	50	1,185
Investors Bancorp, Inc.	889	10,908
Lakeland Financial Corp.	38	1,771
Mercantile Bank Corp.	17	577
OFG Bancorp (Puerto Rico)	293	4,738
PacWest Bancorp	136	6,461
Preferred Bank	16	942
Republic Bancorp, Inc., Class A	18	825
S&T Bancorp, Inc.	20	867
South State Corp.	7	545
State Bank Financial Corp.	53	1,584
Stock Yards Bancorp, Inc.	17	628
Tompkins Financial Corp.	20	1,648
TriState Capital Holdings, Inc. *	23	643
Trustmark Corp.	324	10,896
UMB Financial Corp.	203	14,414
Umpqua Holdings Corp.	539	11,209
Union Bankshares Corp.	110	4,249
Washington Trust Bancorp, Inc.	35	1,919
Webster Financial Corp.	102	6,014
West Bancorp, Inc.	12	276
Westamerica Bancorp	314	18,890

		284,085

Biotechnology — 1.5%
Acorda Therapeutics, Inc. *	30	595
AMAG Pharmaceuticals, Inc. *	224	4,474
Arcus Biosciences, Inc. *	302	4,210
Enanta Pharmaceuticals, Inc. *	32	2,718
Epizyme, Inc. *	226	2,390
Fate Therapeutics, Inc. *	277	4,511
Five Prime Therapeutics, Inc. *	147	2,045
Iovance Biotherapeutics, Inc. *	263	2,960
Tocagen, Inc. *	234	3,654

		27,557

Capital Markets — 1.0%
Arlington Asset Investment Corp., Class A	40	370
Associated Capital Group, Inc., Class A	10	434
Donnelley Financial Solutions, Inc. *	165	2,955
GAMCO Investors, Inc., Class A	17	405
Oppenheimer Holdings, Inc., Class A	64	2,006
Stifel Financial Corp.	148	7,602
Virtus Investment Partners, Inc.	48	5,449

		19,221

Chemicals — 1.0%
FutureFuel Corp.	154	2,851
Minerals Technologies, Inc.	85	5,753
Trinseo SA	119	9,294
Tronox Ltd., Class A	68	809

		18,707

Commercial Services & Supplies — 1.5%
ACCO Brands Corp.	1,437	16,233
Ennis, Inc.	76	1,556
Essendant, Inc.	198	2,532
Quad/Graphics, Inc.	249	5,179
VSE Corp.	109	3,608

		29,108

Communications Equipment — 1.8%
Ciena Corp. *	154	4,798
Comtech Telecommunications Corp.	32	1,175
InterDigital, Inc.	61	4,912
NETGEAR, Inc. *	56	3,545
NetScout Systems, Inc. *	771	19,458
Ribbon Communications, Inc. *	76	518

		34,406

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Construction & Engineering — 1.6%
Argan, Inc.	33	1,397
EMCOR Group, Inc.	246	18,470
KBR, Inc.	216	4,573
MYR Group, Inc. *	158	5,160

		29,600

Consumer Finance — 0.2%
Nelnet, Inc., Class A	83	4,734

Containers & Packaging — 0.3%
Graphic Packaging Holding Co.	334	4,684
Myers Industries, Inc.	50	1,160

		5,844

Distributors — 0.0% (a)
Weyco Group, Inc.	6	211

Diversified Consumer Services — 0.6%
Houghton Mifflin Harcourt Co. *	800	5,596
K12, Inc. *	357	6,314

		11,910

Diversified Financial Services — 0.3%
Cannae Holdings, Inc. *	205	4,297
Marlin Business Services Corp.	30	851

		5,148

Diversified Telecommunication Services — 0.5%
Frontier Communications Corp.	1,164	7,556
Windstream Holdings, Inc. *	452	2,213

		9,769

Electric Utilities — 1.5%
El Paso Electric Co.	235	13,425
Portland General Electric Co.	301	13,724
Spark Energy, Inc., Class A	86	706

		27,855

Electrical Equipment — 0.2%
Bloom Energy Corp., Class A *	13	440
Powell Industries, Inc.	111	4,039

		4,479

Electronic Equipment, Instruments & Components — 2.7%
Bel Fuse, Inc., Class B	184	4,881
Benchmark Electronics, Inc.	572	13,390
Fabrinet (Thailand) *	89	4,131
Insight Enterprises, Inc. *	83	4,490
OSI Systems, Inc. *	67	5,075
Tech Data Corp. *	200	14,307
TTM Technologies, Inc. *	187	2,978
Vishay Intertechnology, Inc.	78	1,595

		50,847

Energy Equipment & Services — 1.6%
Archrock, Inc.	720	8,780
FTS International, Inc. *	132	1,552
Natural Gas Services Group, Inc. *	41	854
Noble Corp. plc *	1,180	8,295
Unit Corp. *	166	4,321
US Silica Holdings, Inc.	334	6,287

		30,089

Equity Real Estate Investment Trusts (REITs) — 9.8%
Alexander & Baldwin, Inc.	182	4,124
American Assets Trust, Inc.	217	8,073
Apartment Investment & Management Co., Class A	179	7,909
Ashford Hospitality Trust, Inc.	814	5,204
Bluerock Residential Growth REIT, Inc.	42	407
Braemar Hotels & Resorts, Inc.	269	3,160
CBL & Associates Properties, Inc.	329	1,314
Cedar Realty Trust, Inc.	250	1,164
City Office, Inc.	44	553
CorEnergy Infrastructure Trust, Inc.	70	2,641
CoreSite Realty Corp.	76	8,391
DiamondRock Hospitality Co.	997	11,641
EPR Properties	31	2,121
First Industrial Realty Trust, Inc.	115	3,598
Franklin Street Properties Corp.	302	2,411
GEO Group, Inc. (The)	831	20,905
Getty Realty Corp.	133	3,794
Gladstone Commercial Corp.	67	1,273
Hersha Hospitality Trust	154	3,491
Highwoods Properties, Inc.	27	1,281
Hospitality Properties Trust	145	4,179
InfraREIT, Inc.	367	7,764
Kite Realty Group Trust	111	1,842
LaSalle Hotel Properties	72	2,494
LTC Properties, Inc.	90	3,961
Mack-Cali Realty Corp.	386	8,204
Pebblebrook Hotel Trust	303	11,020
Pennsylvania	404	3,825
Piedmont Office Realty Trust, Inc., Class A	780	14,767
Preferred Apartment Communities, Inc., Class A	181	3,175
PS Business Parks, Inc.	48	6,113
RLJ Lodging Trust	77	1,700
Saul Centers, Inc.	11	605
Select Income	66	1,450
STAG Industrial, Inc.	64	1,757
Sunstone Hotel Investors, Inc.	458	7,489
Taubman Centers, Inc.	12	742
Urstadt Biddle Properties, Inc., Class A	71	1,505
Washington	8	254
Washington Prime Group, Inc.	595	4,345
Xenia Hotels & Resorts, Inc.	180	4,271

		184,917

Food & Staples Retailing — 0.1%
BJ’s Wholesale Club Holdings, Inc. *	89	2,386

Food Products — 0.7%
Darling Ingredients, Inc. *	712	13,758
Dean Foods Co.	54	380

		14,138

Gas Utilities — 1.6%
Northwest Natural Gas Co.	204	13,621
Southwest Gas Holdings, Inc.	137	10,835
Spire, Inc.	83	6,075

		30,531

Health Care Equipment & Supplies — 0.3%
AngioDynamics, Inc. *	135	2,942
FONAR Corp. *	36	901
Meridian Bioscience, Inc.	173	2,572

		6,415

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Health Care Providers & Services — 3.2%
American Renal Associates Holdings, Inc. *	307	6,644
Brookdale Senior Living, Inc. *	306	3,006
Community Health Systems, Inc. *	1,546	5,350
Cross Country Healthcare, Inc. *	63	553
LifePoint Health, Inc. *	137	8,810
Magellan Health, Inc. *	28	1,981
Molina Healthcare, Inc. *	82	12,164
Owens & Minor, Inc.	447	7,381
Patterson Cos., Inc.	126	3,076
Tivity Health, Inc. *	42	1,347
Triple-S Management Corp., Class B (Puerto Rico) *	290	5,484
WellCare Health Plans, Inc. *	14	4,519

		60,315

Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc. *	387	5,513

Hotels, Restaurants & Leisure — 2.3%
Brinker International, Inc.	176	8,224
Penn National Gaming, Inc. *	308	10,149
Pinnacle Entertainment, Inc. *	556	18,725
Ruth’s Hospitality Group, Inc.	160	5,063
Speedway Motorsports, Inc.	37	662

		42,823

Household Durables — 2.3%
Beazer Homes USA, Inc. *	281	2,947
Hamilton Beach Brands Holding Co., Class A	53	1,156
Helen of Troy Ltd. *	26	3,338
Hovnanian Enterprises, Inc., Class A *	2,337	3,740
KB Home	867	20,718
Sonos, Inc. *	253	4,058
TRI Pointe Group, Inc. *	564	6,991

		42,948

Independent Power and Renewable Electricity Producers — 0.7%
Atlantic Power Corp. *	1,922	4,228
Clearway Energy, Inc., Class C	88	1,690
Pattern Energy Group, Inc., Class A	252	5,015
Vistra Energy Corp. *	78	1,943

		12,876

Insurance — 4.3%
Argo Group International Holdings Ltd.	68	4,314
CNO Financial Group, Inc.	745	15,811
Global Indemnity Ltd. (Cayman Islands)	11	400
Hallmark Financial Services, Inc. *	67	734
HCI Group, Inc.	31	1,347
Heritage Insurance Holdings, Inc.	548	8,117
Horace Mann Educators Corp.	68	3,067
MBIA, Inc. *	1,183	12,647
Navigators Group, Inc. (The)	53	3,669
Primerica, Inc.	146	17,636
ProAssurance Corp.	120	5,610
Third Point Reinsurance Ltd. (Bermuda) *	359	4,662

Universal Insurance Holdings, Inc.	51	2,491

		80,505

Internet & Direct Marketing Retail — 1.0%
Liberty Expedia Holdings, Inc., Class A *	244	11,454
Liberty TripAdvisor Holdings, Inc., Class A *	441	6,546

		18,000

IT Services — 1.1%
Perficient, Inc. *	197	5,247
Syntel, Inc. *	195	7,971
Travelport Worldwide Ltd.	255	4,303
Unisys Corp. *	165	3,358

		20,879

Machinery — 2.5%
AGCO Corp.	87	5,277
Briggs & Stratton Corp.	140	2,683
Douglas Dynamics, Inc.	246	10,799
Graham Corp.	23	659
Harsco Corp. *	200	5,704
Hurco Cos., Inc.	41	1,858
Kadant, Inc.	55	5,964
LB Foster Co., Class A *	30	623
Wabash National Corp.	701	12,787

		46,354

Marine — 0.3%
Costamare, Inc. (Monaco)	917	5,954

Media — 1.4%
Gannett Co., Inc.	1,025	10,257
Hemisphere Media Group, Inc. *	335	4,672
MSG Networks, Inc., Class A *	102	2,621
New Media Investment Group, Inc.	248	3,893
tronc, Inc. *	213	3,472
WideOpenWest, Inc. *	129	1,446

		26,361

Metals & Mining — 2.1%
Carpenter Technology Corp.	70	4,121
Kaiser Aluminum Corp.	99	10,753
Schnitzer Steel Industries, Inc., Class A	47	1,258
SunCoke Energy, Inc. *	347	4,034
Warrior Met Coal, Inc.	354	9,561
Worthington Industries, Inc.	213	9,236

		38,963

Mortgage Real Estate Investment Trusts (REITs) — 2.2%
AG Mortgage Investment Trust, Inc.	86	1,556
ARMOUR Residential REIT, Inc.	108	2,413
Capstead Mortgage Corp.	1,592	12,591
Cherry Hill Mortgage Investment Corp.	278	5,036
Dynex Capital, Inc.	357	2,279
Invesco Mortgage Capital, Inc.	547	8,651
Two Harbors Investment Corp.	624	9,314

		41,840

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Multiline Retail — 1.0%
Dillard’s, Inc., Class A	243	18,566

Multi-Utilities — 1.0%
Avista Corp.	226	11,431
NorthWestern Corp.	120	7,016
Unitil Corp.	20	998

		19,445

Oil, Gas & Consumable Fuels — 4.9%
Arch Coal, Inc., Class A	129	11,542
Delek US Holdings, Inc.	117	4,947
Denbury Resources, Inc. *	1,853	11,486
EP Energy Corp., Class A *	1,699	3,975
Gulfport Energy Corp. *	1,775	18,475
NACCO Industries, Inc., Class A	44	1,438
PDC Energy, Inc. *	160	7,843
Peabody Energy Corp.	216	7,702
Renewable Energy Group, Inc. *	230	6,624
REX American Resources Corp. *	96	7,260
Sanchez Energy Corp. *	356	818
Ship Finance International Ltd. (Norway)	106	1,468
W&T Offshore, Inc.*	949	9,148

		92,726

Paper & Forest Products — 1.1%
Domtar Corp.	90	4,706
Louisiana-Pacific Corp.	16	434
Schweitzer-Mauduit International, Inc.	206	7,896
Verso Corp., Class A *	213	7,158

		20,194

Personal Products — 0.7%
Edgewell Personal Care Co. *	281	12,991

Pharmaceuticals — 1.5%
Endo International plc *	527	8,864
Intra-Cellular Therapies, Inc. *	121	2,621
Mallinckrodt plc *	283	8,286
Medicines Co. (The) *	106	3,162
Prestige Consumer Healthcare, Inc. *	148	5,600

		28,533

Professional Services — 2.7%
Acacia Research Corp. *	368	1,179
Barrett Business Services, Inc.	102	6,813
CRA International, Inc.	25	1,241
FTI Consulting, Inc. *	225	16,446
Huron Consulting Group, Inc. *	200	9,890
ICF International, Inc.	39	2,912
Navigant Consulting, Inc.	346	7,983
TrueBlue, Inc. *	167	4,361

		50,825

Real Estate Management & Development — 0.3%
Cushman & Wakefield plc *	314	5,335

Road & Rail — 0.9%
ArcBest Corp.	241	11,720
Covenant Transportation Group, Inc., Class A *	39	1,145
YRC Worldwide, Inc. *	444	3,987

		16,852

Semiconductors & Semiconductor Equipment — 2.7%
Amkor Technology, Inc. *	682	5,039
Cirrus Logic, Inc. *	476	18,377
Cypress Semiconductor Corp.	151	2,186
Rambus, Inc. *	1,253	13,674
Xperi Corp.	796	11,822

		51,098

Software — 2.0%
Fair Isaac Corp. *	63	14,467
MicroStrategy, Inc., Class A *	95	13,359
Progress Software Corp.	232	8,177
Synchronoss Technologies, Inc. *	21	138
TiVo Corp.	118	1,473

		37,614

Specialty Retail — 2.5%
Cato Corp. (The), Class A	135	2,836
Chico’s FAS, Inc.	171	1,482
Children’s Place, Inc. (The)	102	13,036
Conn’s, Inc. *	97	3,418
Hibbett Sports, Inc. *	272	5,112
Murphy USA, Inc. *	109	9,315
Office Depot, Inc.	1,041	3,343
Party City Holdco, Inc. *	51	688
Sally Beauty Holdings, Inc. *	236	4,331
Signet Jewelers Ltd.	42	2,743

		46,304

Textiles, Apparel & Luxury Goods — 1.0%
Deckers Outdoor Corp. *	62	7,352
Movado Group, Inc.	244	10,236
Perry Ellis International, Inc.*	50	1,358

		18,946

Thrifts & Mortgage Finance — 2.8%
BankFinancial Corp.	125	1,986
Beneficial Bancorp, Inc.	1,042	17,614
First Defiance Financial Corp.	63	1,882
Meridian Bancorp, Inc.	283	4,813
Northfield Bancorp, Inc.	580	9,234
Oritani Financial Corp.	25	390
Radian Group, Inc.	101	2,088
Territorial Bancorp, Inc.	14	425
United Community Financial Corp.	39	374
United Financial Bancorp, Inc.	88	1,486
Washington Federal, Inc.	321	10,269
Waterstone Financial, Inc.	81	1,382
WSFS Financial Corp.	18	844

		52,787

Tobacco — 0.1%
Vector Group Ltd.	189	2,609

Trading Companies & Distributors — 1.2%
DXP Enterprises, Inc. *	124	4,977
MRC Global, Inc. *	567	10,651
Nexeo Solutions, Inc. *	101	1,236
Titan Machinery, Inc. *	341	5,283

		22,147

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Water Utilities — 0.5%
American States Water Co.	129	7,906
California Water Service Group	18	772

		8,678

TOTAL COMMON STOCKS (Cost $1,403,406)		1,802,819

	No. of Warrants (000)
WARRANTS — 0.0%
Consumer Finance — 0.0%
Emergent Capital, Inc. expiring 10/1/2019, price 10.75 * ‡ (Cost $ — )	3	—

	Shares (000)
SHORT-TERM INVESTMENTS — 4.2%
INVESTMENT COMPANIES — 4.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (b) (c) (Cost $79,642)	79,642	79,642

Total Investments — 99.9% (Cost $1,483,048)		1,882,461
Other Assets Less Liabilities — 0.1%		1,850

Net Assets — 100.0%		1,884,311

Percentages indicated are based on net assets.

Futures contracts outstanding as of September 30, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	929	12/2018	USD	79,021	(1,284)

					(1,284)

Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$1,882,461	$—	$—	(b)	$1,882,461

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,284)	$—	$—		$(1,284)

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of a warrant. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Value is zero.

There were no transfers among any levels during the period ended September 30, 2018.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 28, 2018